UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-10337

                  The BlackRock New York Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
                  The BlackRock New York Municipal Income Trust
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 10/31

Date of reporting period: 10/31/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIXED INCOME     LIQUIDITY     EQUITIES     ALTERNATIVES     BLACKROCK SOLUTIONS


BlackRock
Closed-End Funds
Annual Report

October 31, 2003



BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)











NOT FDIC INSURED                                                [BLACKROCK LOGO]
MAY LOSE VALUE
NO BANK GUARANTEE

                                TABLE OF CONTENTS

Letter to Shareholders ..................................................      1
Trust Summaries .........................................................      2
Portfolios of Investments ...............................................     12
Financial Statements
   Statements of Assets and Liabilities .................................     32
   Statements of Operations .............................................     34
   Statements of Changes in Net Assets ..................................     36
Financial Highlights ....................................................     40
Notes to Financial Statements ...........................................     50
Independent Auditors' Report ............................................     55
Trustees Information ....................................................     56
Dividend Reinvestment Plans .............................................     58
Additional Information ..................................................     59



--------------------------------------------------------------------------------

                        PRIVACY PRINCIPLES OF THE TRUSTS

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
                                                                October 31, 2003
Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts' audited financial statements and a listing of the portfolios' holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts' current yields, tax-equivalent yields, closing market prices per share and net asset values ("NAV") per share as of October 31, 2003.

                                                                          TAX-       CLOSING
                                                         CURRENT       EQUIVALENT     MARKET
   TRUST (TICKER)                                        YIELD(1)       YIELD(1)      PRICE         NAV
---------------------------------------------------------------------------------------------------------
BlackRock Investment Quality                              6.41%           9.86%       $14.26       $15.28
---------------------------------------------------------------------------------------------------------
BlackRock Municipal Income Trust (BFK)                    7.11%          10.93%       $13.70       $13.87
---------------------------------------------------------------------------------------------------------
BlackRock California Investment Quality
Municipal Trust, Inc. (RAA)                               6.04%           9.29%       $14.03       $14.56
---------------------------------------------------------------------------------------------------------
BlackRock California Municipal Income
Trust (BFZ)                                               6.91%          10.63%       $13.21       $13.97
---------------------------------------------------------------------------------------------------------
BlackRock Florida Investment Quality
Municipal Trust, Inc. (RFA)                               5.87%           9.03%       $14.47       $15.39
---------------------------------------------------------------------------------------------------------
BlackRock Florida Municipal Income Trust (BBF)            6.77%          10.42%       $13.36       $14.68
---------------------------------------------------------------------------------------------------------
BlackRock New Jersey Investment Quality
Municipal Trust, Inc. (RNJ)                               5.44%           8.38%       $14.80       $14.90
---------------------------------------------------------------------------------------------------------
BlackRock New Jersey Municipal Income Trust (BNJ)         6.42%           9.88%       $14.04       $14.59
---------------------------------------------------------------------------------------------------------
BlackRock New York Investment Quality
Municipal Trust, Inc. (RNY)                               6.19%           9.52%       $14.18       $15.34
---------------------------------------------------------------------------------------------------------
BlackRock New York Municipal Income Trust (BNY)           6.72%          10.34%       $13.45       $14.76
---------------------------------------------------------------------------------------------------------

(1) Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to the municipal bond market. As of September 30, 2003, BlackRock managed over $17 billion in municipal bonds, including six open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

/s/ Laurence D. Fink                          /s/ Ralph L. Schlosstein

Laurence D. Fink                              Ralph L. Schlosstein
Chief Executive Officer                       President
BlackRock Advisors, Inc.                      BlackRock Advisors, Inc.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST (BKN)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BKN
--------------------------------------------------------------------------------
Initial Offering Date:                                        February 19, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $14.26
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $15.28
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($14.26):(1)            6.41%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.076189
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.914268
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            36%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                  10/31/03      10/31/02      CHANGE         HIGH          LOW
--------------------------------------------------------------------------------
MARKET PRICE       $14.26        $13.48        5.79%        $14.84       $13.31
--------------------------------------------------------------------------------
NAV                $15.28        $15.19        0.59%        $15.84       $14.73
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Industrial & Pollution Control                   17%                   12%
--------------------------------------------------------------------------------
Lease Revenue                                    13                     9
--------------------------------------------------------------------------------
City, County & State                             12                    11
--------------------------------------------------------------------------------
Education                                        12                    14
--------------------------------------------------------------------------------
Hospital                                         11                    10
--------------------------------------------------------------------------------
Transportation                                   10                    15
--------------------------------------------------------------------------------
Power                                             7                     7
--------------------------------------------------------------------------------
Tobacco                                           6                     6
--------------------------------------------------------------------------------
Housing                                           4                     5
--------------------------------------------------------------------------------
Tax Revenue                                       4                     5
--------------------------------------------------------------------------------
Water & Sewer                                     1                    --
--------------------------------------------------------------------------------
Resource Recovery                                --                     1
--------------------------------------------------------------------------------
Other                                             3                     5
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
 CREDIT RATING                             OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
 AAA/Aaa                                         46%                   55%
--------------------------------------------------------------------------------
 AA/Aa                                            7                    11
--------------------------------------------------------------------------------
 A                                               20                    21
--------------------------------------------------------------------------------
 BBB/Baa                                         19                     6
--------------------------------------------------------------------------------
 BB/Ba                                            3                     2
--------------------------------------------------------------------------------
 Not Rated                                        5                     5
--------------------------------------------------------------------------------
_____________
* Using the higher of Standard & Poor's ("S&P's"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch's") rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK MUNICIPAL INCOME TRUST (BFK)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BFK
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $13.70
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $13.87
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($13.70):(1)            7.11%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.081125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.973500
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            38%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                     10/31/03      10/31/02      CHANGE        HIGH         LOW
--------------------------------------------------------------------------------
MARKET PRICE          $13.70        $13.46        1.78%       $14.28      $12.71
--------------------------------------------------------------------------------
NAV                   $13.87        $13.33        4.05%       $14.42      $13.03
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Industrial & Pollution Control                   22%                   24%
--------------------------------------------------------------------------------
Hospital                                         22                    20
--------------------------------------------------------------------------------
Tobacco                                          10                    15
--------------------------------------------------------------------------------
Housing                                          10                     7
--------------------------------------------------------------------------------
Transportation                                    8                     7
--------------------------------------------------------------------------------
Lease Revenue                                     8                     1
--------------------------------------------------------------------------------
Education                                         7                     9
--------------------------------------------------------------------------------
City, County & State                              5                     7
--------------------------------------------------------------------------------
Water & Sewer                                     1                     3
--------------------------------------------------------------------------------
Power                                             1                     2
--------------------------------------------------------------------------------
Tax Revenue                                       1                     1
--------------------------------------------------------------------------------
Other                                             5                     4
--------------------------------------------------------------------------------


                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          15%                   11%
--------------------------------------------------------------------------------
AA/Aa                                             4                    12
--------------------------------------------------------------------------------
A                                                27                    50
--------------------------------------------------------------------------------
BBB/Baa                                          44                    18
--------------------------------------------------------------------------------
BB/Ba                                            --                     2
--------------------------------------------------------------------------------
B                                                 5                     2
--------------------------------------------------------------------------------
Not Rated                                         5                     5
--------------------------------------------------------------------------------
____________
*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST (RAA)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                   RAA
--------------------------------------------------------------------------------
Initial Offering Date:                                          May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $14.03
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $14.56
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($14.03)(1)             6.04%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.0706
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.8472
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            34%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                     10/31/03      10/31/02     CHANGE        HIGH         LOW
--------------------------------------------------------------------------------
MARKET PRICE          $14.03        $13.38       4.86%       $14.60      $12.85
--------------------------------------------------------------------------------
NAV                   $14.56        $14.81      (1.69)%      $15.02      $14.22
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                             25%                   15%
--------------------------------------------------------------------------------
Transportation                                   24                    26
--------------------------------------------------------------------------------
Lease Revenue                                    17                    12
--------------------------------------------------------------------------------
Education                                        11                    24
--------------------------------------------------------------------------------
Tobacco                                           8                     9
--------------------------------------------------------------------------------
Industrial & Pollution Control                    7                     2
--------------------------------------------------------------------------------
Power                                             6                     5
--------------------------------------------------------------------------------
Water & Sewer                                     2                     5
--------------------------------------------------------------------------------
Housing                                          --                     2
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          45%                   53%
--------------------------------------------------------------------------------
AA/Aa                                            11                    17
--------------------------------------------------------------------------------
A                                                12                    13
--------------------------------------------------------------------------------
BBB/Baa                                          18                     5
--------------------------------------------------------------------------------
BB/Ba                                            --                     3
--------------------------------------------------------------------------------
B                                                 5                    --
--------------------------------------------------------------------------------
Not Rated                                         9                     9
--------------------------------------------------------------------------------
____________
*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST (BFZ)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BFZ
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $13.21
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $13.97
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($13.21):(1)            6.91%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.076074
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.912888
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            39%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                    ------------------------------------------------------------
                      10/31/03      10/31/02     CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE           $13.21        $13.09       0.92%       $14.14     $12.53
--------------------------------------------------------------------------------
NAV                    $13.97        $14.16      (1.34)%      $14.93     $13.23
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Housing                                          16%                   13%
--------------------------------------------------------------------------------
City, County & State                             15                    19
--------------------------------------------------------------------------------
Lease Revenue                                    13                    12
--------------------------------------------------------------------------------
Transportation                                   11                     8
--------------------------------------------------------------------------------
Tobacco                                          10                    13
--------------------------------------------------------------------------------
Education                                        10                    11
--------------------------------------------------------------------------------
Hospital                                          9                     9
--------------------------------------------------------------------------------
Power                                             7                     6
--------------------------------------------------------------------------------
Industrial & Pollution Control                    1                     1
--------------------------------------------------------------------------------
Tax Revenue                                       1                     1
--------------------------------------------------------------------------------
Water & Sewer                                    --                     1
--------------------------------------------------------------------------------
Other                                             7                     6
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          30%                   35%
--------------------------------------------------------------------------------
A                                                31                    41
--------------------------------------------------------------------------------
BBB/Baa                                          20                     9
--------------------------------------------------------------------------------
BB/Ba                                             1                     1
--------------------------------------------------------------------------------
Not Rated                                        18                    14
--------------------------------------------------------------------------------
____________

*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK FLORIDA INVESTMENT QUALITY MUNICIPAL TRUST (RFA)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                   RFA
--------------------------------------------------------------------------------
Initial Offering Date:                                          May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $14.47
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $15.39
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($14.47):(1)            5.87%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.070781
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.849372
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            33%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                    ------------------------------------------------------------
                      10/31/03      10/31/02      CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE           $14.47        $14.50       (0.21)%     $16.01     $14.05
--------------------------------------------------------------------------------
NAV                    $15.39        $15.65       (1.66)%     $15.92     $15.09
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------
Education                                        23%                  21%
--------------------------------------------------------------------------------
Tax Revenue                                      21                   15
--------------------------------------------------------------------------------
Transportation                                   14                   17
--------------------------------------------------------------------------------
Power                                            14                   13
--------------------------------------------------------------------------------
Lease Revenue                                     9                   15
--------------------------------------------------------------------------------
City, County & State                              9                    9
--------------------------------------------------------------------------------
Housing                                           5                    2
--------------------------------------------------------------------------------
Hospital                                          4                    4
--------------------------------------------------------------------------------
Water & Sewer                                     1                    4
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          72%                   71%
--------------------------------------------------------------------------------
AA/Aa                                             4                    --
--------------------------------------------------------------------------------
A                                                 7                    21
--------------------------------------------------------------------------------
BBB/Baa                                          13                     8
--------------------------------------------------------------------------------
Not Rated                                         4                    --
--------------------------------------------------------------------------------
____________

*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK FLORIDA MUNICIPAL INCOME TRUST (BBF)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BBF
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $13.36
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $14.68
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($13.36):(1)            6.77%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.075375
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.904500
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            37%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                     10/31/03      10/31/02      CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE          $13.36        $13.65       (2.12)%      $15.00     $13.02
--------------------------------------------------------------------------------
NAV                   $14.68        $14.57        0.75%       $15.62     $14.02
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                             31%                   24%
--------------------------------------------------------------------------------
Hospital                                         22                    15
--------------------------------------------------------------------------------
Water & Sewer                                     8                    11
--------------------------------------------------------------------------------
Power                                             8                     8
--------------------------------------------------------------------------------
Education                                         7                    17
--------------------------------------------------------------------------------
Housing                                           6                     2
--------------------------------------------------------------------------------
Tax Revenue                                       5                     5
--------------------------------------------------------------------------------
Lease Revenue                                     5                     5
--------------------------------------------------------------------------------
Tobacco                                           4                     4
--------------------------------------------------------------------------------
Transportation                                    3                     5
--------------------------------------------------------------------------------
Industrial & Pollution Control                    1                     2
--------------------------------------------------------------------------------
Other                                            --                     2
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          19%                   34%
--------------------------------------------------------------------------------
AA/Aa                                            42                    35
--------------------------------------------------------------------------------
A                                                13                    18
--------------------------------------------------------------------------------
BBB/Baa                                          11                     6
--------------------------------------------------------------------------------
Not Rated                                        15                     7
--------------------------------------------------------------------------------
____________
*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST (RNJ)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                   RNJ
--------------------------------------------------------------------------------
Initial Offering Date:                                          May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $14.80
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $14.90
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($14.80):(1)            5.44%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.067148
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.805776
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            33%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                    ------------------------------------------------------------
                      10/31/03      10/31/02      CHANGE       HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE           $14.80        $13.30       11.28%      $15.15     $13.01
--------------------------------------------------------------------------------
NAV                    $14.90        $14.64        1.78%      $15.31     $14.61
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Transportation                                   32%                   38%
--------------------------------------------------------------------------------
Hospital                                         15                    15
--------------------------------------------------------------------------------
Education                                        11                    11
--------------------------------------------------------------------------------
Power                                             8                     7
--------------------------------------------------------------------------------
City, County & State                              5                     5
--------------------------------------------------------------------------------
Resource Recovery                                 5                     5
--------------------------------------------------------------------------------
Tax Revenue                                       5                    10
--------------------------------------------------------------------------------
Water & Sewer                                     5                     5
--------------------------------------------------------------------------------
Tobacco                                           4                    --
--------------------------------------------------------------------------------
Industrial & Pollution Control                    4                    --
--------------------------------------------------------------------------------
Housing                                           1                     4
--------------------------------------------------------------------------------
Other                                             5                    --
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          64%                   70%
--------------------------------------------------------------------------------
AA/Aa                                            10                     5
--------------------------------------------------------------------------------
A                                                10                    15
--------------------------------------------------------------------------------
BBB/Baa                                           7                     2
--------------------------------------------------------------------------------
B                                                 4                     3
--------------------------------------------------------------------------------
Not Rated                                         5                     5
--------------------------------------------------------------------------------
____________
*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST (BNJ)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BNJ
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $14.04
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $14.59
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($14.04):(1)            6.42%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.075108
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.901296
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            37%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                     10/31/03      10/31/02      CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE          $14.04        $13.64        2.93%       $14.82     $13.18
--------------------------------------------------------------------------------
NAV                   $14.59        $14.29        2.10%       $15.37     $13.92
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Hospital                                         21%                   21%
--------------------------------------------------------------------------------
Housing                                          16                    12
--------------------------------------------------------------------------------
Lease Revenue                                    15                    18
--------------------------------------------------------------------------------
Transportation                                   14                    18
--------------------------------------------------------------------------------
Tobacco                                           9                    10
--------------------------------------------------------------------------------
City, County & State                              7                     8
--------------------------------------------------------------------------------
Industrial & Pollution Control                    3                     2
--------------------------------------------------------------------------------
Education                                         3                     1
--------------------------------------------------------------------------------
Tax Revenue                                       2                    --
--------------------------------------------------------------------------------
Water & Sewer                                     1                     1
--------------------------------------------------------------------------------
Other                                             9                     9
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          32%                   32%
--------------------------------------------------------------------------------
AA/Aa                                             5                     7
--------------------------------------------------------------------------------
A                                                20                    31
--------------------------------------------------------------------------------
BBB/Baa                                          31                    19
--------------------------------------------------------------------------------
B                                                 3                     2
--------------------------------------------------------------------------------
Not Rated                                         9                     9
--------------------------------------------------------------------------------
_____________
*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST (RNY)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                   RNY
--------------------------------------------------------------------------------
Initial Offering Date:                                          May 28, 1993
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $14.18
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $15.34
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($14.18):(1)            6.19%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.073125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.877500
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            33%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                     10/31/03      10/31/02      CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE          $14.18        $14.40       (1.53)%      $15.15     $13.69
--------------------------------------------------------------------------------
NAV                   $15.34        $15.47       (0.84)%      $15.75     $14.96
--------------------------------------------------------------------------------

The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Education                                        33%                   26%
--------------------------------------------------------------------------------
City, County & State                             19                    22
--------------------------------------------------------------------------------
Lease Revenue                                    11                    11
--------------------------------------------------------------------------------
Industrial & Pollution Control                   10                    11
--------------------------------------------------------------------------------
Tax Revenue                                       8                    12
--------------------------------------------------------------------------------
Water & Sewer                                     7                    --
--------------------------------------------------------------------------------
Power                                             4                     4
--------------------------------------------------------------------------------
Hospital                                          3                     4
--------------------------------------------------------------------------------
Housing                                           3                     4
--------------------------------------------------------------------------------
Tobacco                                           2                    --
--------------------------------------------------------------------------------
Transportation                                   --                     3
--------------------------------------------------------------------------------
Resource Recovery                                --                     3
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          37%                   38%
--------------------------------------------------------------------------------
AA/Aa                                            26                    22
--------------------------------------------------------------------------------
A                                                25                    33
--------------------------------------------------------------------------------
BBB/Baa                                           5                     7
--------------------------------------------------------------------------------
BB/Ba                                             4                    --
--------------------------------------------------------------------------------
Caa                                               3                    --
--------------------------------------------------------------------------------
______________
*  Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
OCTOBER 31, 2003

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST (BNY)

                                TRUST INFORMATION
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BNY
--------------------------------------------------------------------------------
Initial Offering Date:                                          July 27, 2001
--------------------------------------------------------------------------------
Closing Market Price as of 10/31/03:                               $13.45
--------------------------------------------------------------------------------
Net Asset Value as of 10/31/03:                                    $14.76
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 10/31/03 ($13.45):(1)            6.72%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $0.075339
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $0.904068
--------------------------------------------------------------------------------
Leverage as of 10/31/03:(3)                                            37%
--------------------------------------------------------------------------------
(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)  The distribution is not constant and is subject to change.
(3)  As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                   -------------------------------------------------------------
                     10/31/03      10/31/02      CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
MARKET PRICE          $13.45        $13.42        0.22%       $14.55     $12.99
--------------------------------------------------------------------------------
NAV                   $14.76        $14.47        2.00%       $15.43     $13.99
--------------------------------------------------------------------------------


The following charts show the Trust's asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN
--------------------------------------------------------------------------------
SECTOR                                     OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
Lease Revenue                                    19%                   13%
--------------------------------------------------------------------------------
Transportation                                   17                    20
--------------------------------------------------------------------------------
Tobacco                                          11                    12
--------------------------------------------------------------------------------
Industrial & Pollution Control                   10                     7
--------------------------------------------------------------------------------
Education                                         9                    14
--------------------------------------------------------------------------------
Housing                                           8                     9
--------------------------------------------------------------------------------
City, County & State                              6                     5
--------------------------------------------------------------------------------
Hospital                                          5                     4
--------------------------------------------------------------------------------
Water & Sewer                                     4                     4
--------------------------------------------------------------------------------
Tax Revenue                                       4                     4
--------------------------------------------------------------------------------
Power                                            --                     1
--------------------------------------------------------------------------------
Other                                             7                     7
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN*
--------------------------------------------------------------------------------
CREDIT RATING                              OCTOBER 31, 2003     OCTOBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                          23%                   24%
--------------------------------------------------------------------------------
AA/Aa                                            23                    26
--------------------------------------------------------------------------------
A                                                25                    27
--------------------------------------------------------------------------------
BBB/Baa                                          19                    13
--------------------------------------------------------------------------------
B                                                --                     3
--------------------------------------------------------------------------------
CCC/Caa                                           3                    --
--------------------------------------------------------------------------------
Not Rated                                         7                     7
--------------------------------------------------------------------------------
_____________
*  Using the higher of S&P's, Moody's or Fitch's rating.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST (BKN)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--151.4%
                        ALABAMA--5.9%
    AAA      $14,000    Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA .......................   09/10 @ 101 $ 15,179,080
                                                                                                                    ------------
                        ALASKA--2.4%
    AAA        6,015    Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA ......................   12/05 @ 102    6,157,555
                                                                                                                    ------------
                        CALIFORNIA--20.9%
     A         5,770    California, GO, 5.625%, 5/01/18 .............................................   05/10 @ 101    6,122,605
    BBB        3,000    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40 ......   01/10 @ 101    3,053,070
                        Golden St. Tobacco Sec. Corp., Ser. B,
    AAA        1,935      5.00%, 6/01/43, AMBAC .....................................................   06/13 @ 100    1,883,684
    AAA          965      5.00%, 6/01/43, FSA .......................................................   06/13 @ 100      939,408
    A-        14,200      5.50%, 6/01/43 ............................................................   06/13 @ 100   13,437,460
    A-         6,900      5.625%, 6/01/38 ...........................................................   06/13 @ 100    6,681,684
    AAA       10,945    Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA ........................ 08/13 @ 53.632   3,405,318
    AAA       15,460    Los Angeles Cnty., Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC .........  No Opt. Call   17,902,680
                                                                                                                    ------------
                                                                                                                      53,425,909
                                                                                                                    ------------
                        COLORADO--2.2%
    AAA        3,100    Arapahoe Cnty. Cap. Impvt. Hwy. Trust Fund, Ser. E, Zero Coupon, 8/31/04 ....       ETM        3,070,147
    AAA        2,250(3) E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05 ...............................       N/A        2,545,582
                                                                                                                    ------------
                                                                                                                       5,615,729
                                                                                                                    ------------
                        CONNECTICUT--1.2%
   BBB-        3,000(4) Mashantucket Western Pequot Tribe, Ser. A, 5.50%, 9/01/28 ...................   09/09 @ 101    2,948,130
                                                                                                                    ------------
                        DELAWARE--3.0%
    NR         7,000(4) Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10 ....................   11/10 @ 100    7,734,650
                                                                                                                    ------------
                        DISTRICT OF COLUMBIA--2.4%
                        District of Columbia,
    AAA        1,705      GO, Ser. E, 6.00%, 6/01/09, CAPMAC ........................................       ETM        1,744,249
    BBB        4,960    Tobacco Settlement Fin. Corp., 6.50%, 5/15/33 ...............................  No. Opt. Call   4,367,528
                                                                                                                    ------------
                                                                                                                       6,111,777
                                                                                                                    ------------
                        FLORIDA--2.8%
    AAA          940    Florida Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. A, 6.55%, 7/01/14 ......   01/05 @ 102      974,705
    NR         3,700    Hillsborough Cnty. Ind. Dev. Auth., National Gypsum, Ser. A, 7.125%, 4/01/30    10/10 @ 101    3,792,648
    BB-        4,000    Santa Rosa Bay Bridge Auth., 6.25%, 7/01/28 .................................   07/06 @ 102    2,423,280
                                                                                                                    ------------
                                                                                                                       7,190,633
                                                                                                                    ------------
                        GEORGIA--1.7%
    AAA        4,260    Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA .......................   05/12 @ 100    4,272,184
                                                                                                                    ------------
                        HAWAII--1.1%
    AAA        2,500    Hawaii Dept. of Budget & Fin., Hawaiian Elec. Co. Inc.,
                          Ser. D, 6.15%, 1/01/20, AMBAC .............................................   01/09 @ 101    2,760,350
                                                                                                                    ------------
                        ILLINOIS--11.8%
    AAA       10,000    Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC ....................   12/07 @ 102   10,812,900
    AAA        5,000    Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA ............................       ETM        6,478,500
                        Illinois Edl. Fac. Auth., FGIC,
    AAA        4,000      5.45%, 7/01/14 ............................................................   12/03 @ 102    4,098,200
    AAA        5,000      5.70%, 7/01/13 ............................................................   12/03 @ 102    5,125,100
    AAA        3,540    O'Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA ...........................   01/14 @ 100    3,574,196
                                                                                                                    ------------
                                                                                                                      30,088,896
                                                                                                                    ------------
                        INDIANA--3.1%
    BBB        7,420    Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 7.10%, 1/15/17 ..........   07/04 @ 102    7,795,378
                                                                                                                    ------------
                        KENTUCKY--2.2%
    AAA       15,715    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon,
                          10/01/23, MBIA ............................................................  No Opt. Call    5,506,379
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LOUISIANA--9.1%
    AAA      $14,400(3) Louisiana Pub. Fac. Auth., Our Lady of the Lake Regl. Med. Ctr.,
                          5.90%, 12/01/03, FSA ......................................................       N/A     $ 14,739,552
    AAA        4,640    New Orleans, GO, 5.875%, 11/01/29, FSA ......................................   11/09 @ 100    5,067,623
    BBB        4,460    Tobacco Settlement Fin. Corp., Ser. B, 5.875%, 5/15/39 ......................   05/11 @ 101    3,558,589
                                                                                                                    ------------
                                                                                                                      23,365,764
                                                                                                                    ------------
                        MARYLAND--2.6%
    Aa2        2,190    Maryland Dept. Hsg. & Cmnty. Dev. Admin., Sngl. Fam. Prog., Ser. 2,
                          6.55%, 4/01/26 ............................................................   04/05 @ 102    2,259,007
    NR         4,000(4) MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50 .....................   11/10 @ 100    4,404,400
                                                                                                                    ------------
                                                                                                                       6,663,407
                                                                                                                    ------------
                        MICHIGAN--1.6%
    BB+        4,000(5) Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 ...........................   07/07 @ 101    4,087,880
                                                                                                                    ------------
                        MISSOURI--1.7%
                        Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys.,
   BBB-        2,000      5.25%, 12/01/14 ...........................................................   12/08 @ 102    1,976,720
   BBB-        2,500      5.25%, 12/01/26 ...........................................................   12/08 @ 102    2,308,000
                                                                                                                    ------------
                                                                                                                       4,284,720
                                                                                                                    ------------
                        NEW JERSEY--4.1%
    AAA        2,000    Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., Ser. B, 5.70%,
                          1/01/22, FSA ..............................................................   01/10 @ 100    2,183,560
    AA         7,000(3) New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10 ...       N/A        8,287,440
                                                                                                                    ------------
                                                                                                                      10,471,000
                                                                                                                    ------------
                        NEW MEXICO--0.8%
    AAA        1,945    Farmington PCR, So. California Edison Co., Ser. A, 5.875%, 6/01/23, MBIA ....   12/03 @ 102    1,990,805
                                                                                                                    ------------
                        NEW YORK--14.5%
                        New York City, GO,
    A+         4,140      Ser. A, 6.00%, 8/01/05 ....................................................  No Opt. Call    4,448,802
    A+         7,000      Ser. E, 6.50%, 2/15/06 ....................................................  No Opt. Call    7,704,340
                        New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
    A3         4,000      6.00%, 1/01/08 ............................................................   01/04 @ 102    4,098,720
    A3         1,000      6.00%, 1/01/15 ............................................................   01/04 @ 102    1,024,630
                        New York City Transl. Fin. Auth., Ser. B,
    AA+        8,145(3)   6.00%, 5/15/10 ............................................................       N/A        9,720,324
    AA+        1,855      6.00%, 11/15/21 ...........................................................   05/10 @ 101    2,097,690
                        New York Dorm. Auth.,
    AAA        3,000(3)   St. Univ. Edl. Fac., Ser. B, 6.10%, 5/15/04 ...............................       N/A        3,140,340
    AAA        1,865      Univ. of Rochester, Ser. A, Zero Coupon, 7/01/21, MBIA ....................   07/10 @ 101    1,373,722
    AAA        2,030      Univ. of Rochester, Ser. A, Zero Coupon, 7/01/23, MBIA ....................   07/10 @ 101    1,486,528
     A         1,955    New York Hsg. Fin. Agcy., Hlth. Fac. of New York City, Ser. A, 6.375%,
                          11/01/04 ..................................................................  No Opt. Call    2,055,155
                                                                                                                    ------------
                                                                                                                      37,150,251
                                                                                                                    ------------
                        NORTH CAROLINA--2.3%
    AAA        5,000    No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 7.00%, 1/01/08,
                          CAPMAC ....................................................................  No Opt. Call    5,891,500
                                                                                                                    ------------
                        OHIO--3.7%
                        Cuyahoga Cnty.,
    A1         3,485      Cleveland Clinic Hlth. Sys., 6.00%, 1/01/20 ...............................   07/13 @ 100    3,759,757
    A1         5,000      Cleveland Clinic Hlth. Sys., 6.00%, 1/01/21 ...............................   07/13 @ 100    5,378,300
    AAA          375      Port Dev. Proj., 6.00%, 3/01/07 ...........................................       ETM          408,870
                                                                                                                    ------------
                                                                                                                       9,546,927
                                                                                                                    ------------
                        OREGON--2.2%
    BB+        5,600    Klamath Falls Elec., Klamath Cogen, 5.50%, 1/01/07 ..........................  No Opt. Call    5,675,488
                                                                                                                    ------------
                        PENNSYLVANIA--5.1%
                        McKeesport Area Sch. Dist., FGIC,
    AAA          870      Zero Coupon, 10/01/31 .....................................................       ETM          217,500
    AAA        2,435      Zero Coupon, 10/01/31 .....................................................  No Opt. Call      542,956
                        Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
    A3         2,000      6.25%, 11/01/31 ...........................................................   05/11 @ 101    1,953,600
    A3         3,100      6.375%, 11/01/41 ..........................................................   05/11 @ 101    3,046,432
     A         2,750    Pennsylvania Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs.,
                          Ser. A, 5.875%, 1/01/15 ...................................................   01/06 @ 101    2,842,483
    AAA        4,000    Pennsylvania Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog.,
                          5.50%, 6/15/20, FGIC ......................................................   06/06 @ 100    4,305,600
                                                                                                                    ------------
                                                                                                                      12,908,571
                                                                                                                    ------------
                        RHODE ISLAND--0.9%
    AAA        2,000    Rhode Island Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA .....   05/07 @ 102    2,175,400
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        SOUTH CAROLINA--3.2%
                        So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
    BBB      $ 2,185      Ser. A, 6.25%, 8/01/31 ....................................................   08/13 @ 100 $  2,198,307
    BBB        4,000      Ser. C, 6.875%, 8/01/27 ...................................................   08/13 @ 100    4,266,120
    BBB        2,090    Tobacco Settlement Mgmt. Auth., Ser. B, 6.375%, 5/15/30 .....................  No Opt. Call    1,807,599
                                                                                                                    ------------
                                                                                                                       8,272,026
                                                                                                                    ------------
                        TENNESSEE--5.2%
   Baa1        7,800    Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24 .........   09/04 @ 102    8,053,110
    AAA        4,865    Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC .............   03/10 @ 101    5,276,190
                                                                                                                    ------------
                                                                                                                      13,329,300
                                                                                                                    ------------
                        TEXAS--13.8%
    BBB        6,000    Brazos River Auth. PCR, TXU Energy Co. LLC Proj., Ser. C, 6.75%, 10/01/38 ...   10/13 @ 101    6,180,840
                        Dallas Cnty. Util. & Cap. Reclam. Dist., Ser. A, AMBAC,
    AAA        6,085      Zero Coupon, 2/15/19 ...................................................... 02/05 @ 44.538   2,563,245
    AAA        3,800      Zero Coupon, 2/15/20 ...................................................... 02/05 @ 41.799   1,500,582
    AAA        6,000    Grapevine, GO, 5.875%, 8/15/24, FGIC ........................................   08/10 @ 100    6,605,580
    AAA        5,000    Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA ...... 11/30 @ 61.166     701,550
    BBB        7,000    Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30 ..........   05/12 @ 101    7,313,740
   Baa1        6,320    Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev., 5.80%, 11/01/26 ..........   11/11 @ 102    6,319,937
    AAA       15,000    Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC ........... 08/12 @ 32.807   2,941,650
    Aa1        1,000    Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22 ...................................   08/10 @ 100    1,100,540
                                                                                                                    ------------
                                                                                                                      35,227,664
                                                                                                                    ------------
                        UTAH--1.6%
                        Intermountain Pwr. Agcy., Sply.,
    AAA        2,810      5.00%, 7/01/13, AMBAC .....................................................       ETM        2,824,303
    A+         1,145      Ser. B, 5.00%, 7/01/16 ....................................................       ETM        1,147,622
                                                                                                                    ------------
                                                                                                                       3,971,925
                                                                                                                    ------------
                        VIRGINIA--0.1%
    BBB          235    Peninsula Ports Auth. Coal Term., Dominion Term. Assocs., 6.00%, 4/01/33 ....   04/13 @ 101      237,848
                                                                                                                    ------------
                        WASHINGTON--7.9%
                        Washington, GO,
    AA+        4,000      Ser. A, 5.375%, 7/01/21 ...................................................   07/06 @ 100    4,191,200
    AA+        1,000      Ser. B, 6.00%, 1/01/25 ....................................................   01/10 @ 100    1,109,160
    AAA       13,395    Washington Pub. Pwr. Sply., Nuclear Proj. No 1, 5.75%, 7/01/11, MBIA ........   07/06 @ 102   14,882,247
                                                                                                                    ------------
                                                                                                                      20,182,607
                                                                                                                    ------------
                        WISCONSIN--6.3%
    BBB       14,800    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ............................   06/12 @ 100   12,831,304
    A-         3,220    Wisconsin Hlth. & Edl. Facs. Auth., Aurora Hlth. Care, 6.40%, 4/15/33 .......   04/13 @ 100    3,303,656
                                                                                                                    ------------
                                                                                                                      16,134,960
                                                                                                                    ------------
                        WYOMING--4.0%
    A3        10,000    Sweetwater Cnty., PCR, Idaho Pwr. Co. Proj., Ser. A, 6.05%, 7/15/26 .........   07/06 @ 102   10,244,600
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $364,537,075) .............................                386,599,293
                                                                                                                    ------------

                        SHORT-TERM INVESTMENTS--3.2%
                        GEORGIA--0.8%
    A1+        2,100(6) Mun. Elec. Auth., Proj. One, Ser. C, 1.10%, 11/05/03, MBIA, FRWD ............       N/A        2,100,000
                                                                                                                    ------------


                       See Notes to Financial Statements.


  SHARES
   (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
           MONEY MARKET FUND--2.4%
  6,150    AIM Tax Free Investment Co. Cash Reserve Portfolio .................................        $  6,150,000
                                                                                                       ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $8,250,000) .....................................           8,250,000
                                                                                                       ------------
           TOTAL INVESTMENTS--154.6% (COST $372,787,075) ......................................         394,849,293
           Other assets in excess of liabilities--2.8% ........................................           7,056,047
           Preferred shares at redemption value, including dividends payable--(57.4)% .........        (146,590,649)
                                                                                                       ------------
           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% .................................        $255,314,691
                                                                                                       ============

________________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 5.9% of its net assets, with a current market value of $15,087,180, in securities restricted as to resale.
(5)  See Note 6 of Notes to Financial Statements.
(6) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Interest rate shown is as of October 31, 2003.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC  --  American Municipal Bond Assurance Corporpation
CAPMAC --  Capital Markets Assurance Company
ETM    --  Escrowed to Maturity
FGIC   --  Financial Guaranty Insurance Company
FRWD   --  Floating Rate Weekly Demand
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
PCR    --  Pollution Control Revenue
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK MUNICIPAL INCOME TRUST (BFK)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--154.0%
                        ALABAMA--6.3%
   Baa2      $ 7,000    Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19 ...   06/05 @ 102  $ 7,251,650
    A2        15,000    Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32, ....................   06/12 @ 101   15,327,750
    BBB       15,000    Phenix Cnty. Indl. Dev. Brd., Env. Impvt. Rev., Ser. A, 6.35%, 5/15/35 ......   05/12 @ 100   15,258,450
                                                                                                                    ------------
                                                                                                                      37,837,850
                                                                                                                    ------------
                        ARIZONA--1.2%
    A3         7,000    Scottsdale Ind. Dev. Auth., Scottsdale Htlh. Care, 5.80%, 12/01/31 ..........   12/11 @ 101    7,185,990
                                                                                                                    ------------
                        CALIFORNIA--24.8%
     A         6,000    California, GO, 5.50%, 11/01/33 .............................................   11/13 @ 100    6,073,440
     A        19,000    California Infrastructure & Econ. Dev., J. David Gladstone Inst. Proj.,
                          5.25%, 10/01/34 ...........................................................   10/11 @ 101   18,746,160
    A-         5,000    California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%,
                          10/01/33 ..................................................................   04/13 @ 100    5,053,150
                        Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
    BBB       54,635      Zero Coupon, 1/15/32 ...................................................... 01/10 @ 27.37    9,646,902
    BBB       20,535      Zero Coupon, 1/15/34 ...................................................... 01/10 @ 24.228   3,204,898
    BBB       75,000      Zero Coupon, 1/15/38 ...................................................... 01/10 @ 19.014   9,141,000
                        Golden St. Tobacco Sec. Corp., Ser. B
    AAA        4,540      5.00%, 6/01/43, AMBAC .....................................................   06/13 @ 100    4,419,599
    AAA        2,270      5.00%, 6/01/43, FSA .......................................................   06/13 @ 100    2,209,800
    A-        35,500      5.50%, 6/01/43 ............................................................   06/13 @ 100   33,593,650
    A-        16,500      5.625%, 6/01/38 ...........................................................   06/13 @ 100   15,977,940
    BBB       10,000      Tobacco Settlement Rev., Ser. A-1, 6.75%, 6/01/39 .........................   06/13 @ 100    9,059,600
                        Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev.,
    B-        20,055      Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24 ..............................   12/12 @ 102   19,245,580
    AAA       13,320      Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC ....................   01/12 @ 100   13,538,581
                                                                                                                    ------------
                                                                                                                     149,910,300
                                                                                                                    ------------
                        COLORADO--0.6%
    BBB        3,500    Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31 ........   12/11 @ 100    3,407,565
                                                                                                                    ------------
                        CONNECTICUT--4.7%
    A3         6,350    Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. A, 5.85%, 9/01/28 .   10/08 @ 102    6,657,213
   BBB-       20,940    Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 6.25%, 1/01/31 ...........   01/11 @ 101   21,850,890
                                                                                                                    ------------
                                                                                                                      28,508,103
                                                                                                                    ------------
                        DELAWARE--6.0%
                        Charter Mac Equity Issuer Trust,
    NR         1,0003     Ser. A, 6.625%, 6/30/49 ...................................................   06/09 @ 100    1,067,930
    NR        11,0003     Ser. A-2, 6.30%, 6/30/49 ..................................................   06/09 @ 100   11,535,810
    NR        16,0003     Ser. A-3, 6.80%, 10/01/52 .................................................   10/11 @ 100   16,704,800
    NR         6,5003     Ser. B-1, 6.80%, 11/30/50 .................................................   11/10 @ 100    6,788,080
                                                                                                                    ------------
                                                                                                                      36,096,620
                                                                                                                    ------------
                        DISTRICT OF COLUMBIA--4.4%
                        Dist. of Columbia, Georgetown Univ., Ser. A, MBIA
    AAA       15,600      Zero Coupon, 4/01/36 ...................................................... 04/11 @ 22.875   2,272,920
    AAA       51,185      Zero Coupon, 4/01/37 ...................................................... 04/11 @ 21.546   7,007,738
    BBB       19,535    Dist. of Columbia Tobacco Settlement Fin. Corp., 6.75%, 5/15/40 .............   05/11 @ 101   17,468,393
                                                                                                                    ------------
                                                                                                                      26,749,051
                                                                                                                    ------------
                        FLORIDA--4.0%
   Baa2        4,600    Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30 .............   09/06 @ 102    4,729,950
     A         9,670    Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%,
                          11/15/31 ..................................................................   11/11 @ 101   10,082,619
   BBB-        9,000    Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%,
                          12/15/25 ..................................................................   12/04 @ 102    9,306,090
                                                                                                                    ------------
                                                                                                                      24,118,659
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        GEORGIA--2.3%
    AAA      $ 9,905    Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA .......................   05/12 @ 100  $ 9,933,328
    BBB        4,000    Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A,
                          6.00%, 2/01/25 ............................................................   02/12 @ 101    4,077,720
                                                                                                                    ------------
                                                                                                                      14,011,048
                                                                                                                    ------------
                        IDAHO--2.9%
    AAA       16,970    Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC .........   04/11 @ 100   17,512,191
                                                                                                                    ------------

                        ILLINOIS--16.5%
                        Bolingbrook, Ser. B, FGIC,
    AAA       14,085      Zero Coupon, 1/01/34 ......................................................  No Opt. Call    2,661,501
    AAA        7,120      Zero Coupon, 1/01/33 ......................................................  No Opt. Call    1,426,065
                        Illinois Dev. Fin. Auth.,
     A         7,095      Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24 ..........   11/09 @ 101    7,122,600
    A2        25,000      PCR, Ser. C, 5.95%, 8/15/26 ...............................................   12/06 @ 101   25,460,500
                        Illinois Edl. Facs. Auth.,
   Baa2       10,000      Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/30 .   05/12 @ 101   10,106,800
   Baa2        7,000      Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34 .   05/07 @ 100    7,021,630
    Aa1       20,000      Univ. of Chicago, Ser. A, 5.25%, 7/01/41 ..................................   07/11 @ 101   20,321,400
                        Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care,
    A2         5,000      5.50%, 1/01/22 ............................................................   01/13 @ 100    4,990,650
    A2         6,000      5.625%, 1/01/28 ...........................................................   01/13 @ 100    6,007,920
    AAA       40,000    Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place
                          Expansion Proj., Ser. A, Zero Coupon, 12/15/34, MBIA ......................  No Opt. Call    7,060,000
    AAA        7,645    O'Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA ...........................   01/14 @ 100    7,718,851
                                                                                                                    ------------
                                                                                                                      99,897,917
                                                                                                                    ------------
                        INDIANA--5.7%
    A+         9,000    Indiana Hlth. Fac. Fin. Auth., Methodist Hosp. Inc., 5.50%, 9/15/31 .........   09/11 @ 100    8,926,020
                        Petersburg, PCR, Pwr. & Lt. Conv.,
   Baa2       10,000      5.90%, 12/01/24 ...........................................................   08/11 @ 102    9,739,000
   Baa2       16,000      5.95%, 12/01/29 ...........................................................   08/11 @ 102   15,546,080
                                                                                                                    ------------
                                                                                                                      34,211,100
                                                                                                                    ------------
                        KENTUCKY--1.5%
    AAA        9,060    Kentucky Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32 ......................   07/11 @ 100    9,155,311
                                                                                                                    ------------
                        LOUISIANA--4.7%
     A        21,425    Louisiana Local Gov't. Environ. Facs. & Cmnty. Dev. Auth., Cap. Projs. & Equip.
                          Acquisition,
                          6.55%, 9/01/25, ACA .......................................................  No Opt. Call   23,710,833
   Baa1        4,605    Louisiana Local Gov. Env., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38 ....   06/13 @ 102    4,528,972
                                                                                                                    ------------
                                                                                                                      28,239,805
                                                                                                                    ------------
                        MARYLAND--1.4%
    NR         8,000(3) MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49 ....................   06/09 @ 100    8,628,000
                                                                                                                    ------------
                        MASSACHUSETTS--2.6%
    AAA       15,925    Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%,
                          1/01/39, AMBAC ............................................................   01/09 @ 101   15,851,745
                                                                                                                    ------------
                        MICHIGAN--2.9%
    AA        17,210    Kent Hosp. Fin. Auth., Spectrum Hlth., Ser. A, 5.50%, 1/15/31 ...............   07/11 @ 101   17,547,144
                                                                                                                    ------------
                        MISSISSIPPI--3.1%
    A2        18,680    Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31 ......   07/11 @ 100   18,885,480
                                                                                                                    ------------
                        NEW HAMPSHIRE--0.6%
    A+         3,500    New Hampshire Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31 .   10/11 @ 101    3,562,545
                                                                                                                    ------------
                        NEW JERSEY--8.5%
                        New Jersey Econ. Dev. Auth.,
     B        31,410      Continental Airlines Inc. Proj., 7.00%, 11/15/30 ..........................   11/10 @ 101   28,713,137
   Baa3        8,000      Kapkowski Road Landfill Proj., 6.50%, 4/01/28 .............................  No Opt. Call    9,000,480
    BBB       15,000    New Jersey Tobacco Settlement Fin. Corp., 6.75%, 6/01/39 ....................   06/13 @ 100   13,675,200
                                                                                                                    ------------
                                                                                                                      51,388,817
                                                                                                                    ------------
                        OHIO--2.4%
    BBB       14,500    Ohio Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj.,
                          Ser. B, 6.00%, 8/01/20 ....................................................   08/07 @ 102   14,715,180
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PENNSYLVANIA--5.3%
    BBB      $ 4,425    Lehigh Cnty. Gen. Purp. Auth., St. Lukes Bethlehem Hosp., 5.375%, 8/15/33 ...   08/13 @ 100  $ 4,208,529
    A3         6,500    Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41 ..   05/11 @ 101    6,387,680
                        Pennsylvania Higher Edl. Facs. Auth.,
   BBB+        4,000      La Salle Univ., 5.50%, 5/01/34 ............................................   05/13 @ 100    4,003,760
     A        17,250      Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22 .................   01/06 @ 101   17,543,077
                                                                                                                    ------------
                                                                                                                      32,143,046
                                                                                                                    ------------
                        RHODE ISLAND--1.4%
    BBB       10,000    Tobacco Settlement Fin. Corp., Ser. A, 6.25%, 6/01/42 .......................   06/12 @ 100    8,385,100
                                                                                                                    ------------
                        SOUTH CAROLINA--5.8%
                        Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
     A         5,000      5.50%, 11/01/32 ...........................................................   11/13 @ 100    5,048,800
     A        10,000      5.75%, 11/01/28 ...........................................................   11/13 @ 100   10,226,900
                        So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
    A-         5,000      Bon Secours Hlth. Sys. Inc., Ser. A, 5.625%, 11/15/30 .....................   11/12 @ 100    5,049,150
    BBB        5,075      Palmetto Hlth. Alliance, Ser. A, 6.25%, 8/01/31 ...........................   08/13 @ 100    5,105,907
    BBB        9,000      Palmetto Hlth. Alliance, 6.875%, 8/01/27 ..................................   08/13 @ 100    9,598,770
                                                                                                                    ------------
                                                                                                                      35,029,527
                                                                                                                    ------------
                        SOUTH DAKOTA--2.8%
    BBB       19,000    Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32 .....   06/12 @ 101   16,750,590
                                                                                                                    ------------
                        TENNESSEE--1.4%
    AAA       20,825    Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A,
                          Zero Coupon, 1/01/20, FSA ................................................. 01/13 @ 67.474   8,647,165
                                                                                                                    ------------
                        TEXAS--16.8%
                        Brazos River Auth., PCR,
    BBB        8,655      TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36 ...............................  No Opt. Call    8,964,157
    BBB        1,320      TXU Energy Co. LLC Proj., Ser. C, 6.75%, 10/01/38 .........................   10/13 @ 101    1,359,785
                        Harris Cnty. Houston Sports Auth., MBIA,
    AAA       12,580      Ser. A, Zero Coupon, 11/15/38 ............................................. 11/30 @ 61.166   1,765,100
    AAA        5,000      Ser. H, Zero Coupon, 11/15/35 ............................................. 11/31 @ 78.178     822,850
    BBB       20,000    Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30 ..........   05/12 @ 101   20,896,400
    BBB        4,450    Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 5.75%, 5/01/30 ........  No Opt. Call    4,608,954
                        Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev.,
   Baa1        6,010      5.80%, 11/01/26 ...........................................................   11/11 @ 102    6,009,940
   BBB-        4,435      Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32 .......................   09/12 @ 102    4,211,565
   Baa1       18,605      Arborstone/Baybrook Oaks, Ser. A, 5.85%, 11/01/31 .........................   11/11 @ 102   18,674,582
   BBB-        6,545      So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32 ............................   09/12 @ 102    6,215,263
                        Texas Tpke. Auth., Central Sys. Rev., AMBAC,
    AAA       35,000      Zero Coupon, 8/15/32 ...................................................... 08/12 @ 30.846   6,424,950
    AAA       62,325      Zero Coupon, 8/15/33 ...................................................... 08/12 @ 28.997  10,741,090
    AAA       65,040      Zero Coupon, 8/15/34 ...................................................... 08/12 @ 27.31   10,541,033
                                                                                                                    ------------
                                                                                                                     101,235,669
                                                                                                                    ------------
                        VIRGINIA--0.4%
    BBB          530    Peninsula Ports Auth., Coal Term., Dominion Term. Assocs., 6.00%, 4/01/33 ...   04/13 @ 101      536,424
    AAA        8,105    Virginia Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA .....................  04/12 @ 34.99   1,668,738
                                                                                                                    ------------
                                                                                                                       2,205,162
                                                                                                                    ------------
                        WASHINGTON--1.8%
    A-         2,190    Energy Northwest Wind Proj., Ser. B, 6.00%, 7/01/23 .........................   01/07 @ 103    2,281,870
    BBB       10,000    Tobacco Settlement Auth., 6.625%, 6/01/32 ...................................   06/13 @ 100    8,909,000
                                                                                                                    ------------
                                                                                                                      11,190,870
                                                                                                                    ------------
                        WEST VIRGINIA--1.4%
    BBB        8,000    Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25 .......   04/05 @ 102    8,363,200
                                                                                                                    ------------
                        WISCONSIN--9.8%
    BBB       26,000    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ............................   06/12 @ 100   22,541,480
                        Wisconsin Hlth. & Edl. Facs. Auth.,
   BBB+        7,500      Aurora Hlth. Care, 6.40%, 4/15/33 .........................................   04/13 @ 100    7,694,850
    A+        13,750      Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30 ..........................   10/11 @ 101   13,456,025
     A        15,000      Wheaton Franciscan Svcs., 5.75%, 8/15/30 ..................................   02/12 @ 101   15,307,350
                                                                                                                    ------------
                                                                                                                      58,999,705
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $921,578,156) .............................                930,370,455
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------

                        SHORT-TERM INVESTMENTS--5.2%
                        CALIFORNIA--0.4%
    A1+      $ 1,995(4) Orange Cnty. Sanitation Dist., COP, Ser. A, 1.20%, 11/03/03, FRDD ...........               $  1,995,000
                                                                                                                    ------------
                        NORTH CAROLINA--0.8%
    A-1        5,000(4) Mecklenburg Cnty., COP, 1.05%, 11/06/03, FRWD ...............................                  5,000,000
                                                                                                                    ------------
                        TENNESSEE--0.3%
    Aa1        1,800(4) Clarksville Pub. Bldg. Auth., 1.06%, 11/03/03, FRDD .........................                  1,800,000
                                                                                                                    ------------
                        TEXAS--2.2%
    A1+          845(4) Brownsville Util. Sys., Ser. A, 1.10%, 11/06/03, MBIA, FRWD .................                    845,000
                        Gulf Coast Wst. Disp. Auth., FRDD,
    A1+       11,300(4)   ExxonMobil Proj., Ser. A, 1.10%, 11/03/03 .................................                 11,300,000
    A1+        1,000(4)   PCR, Amoco Oil Co. Proj., 1.05%, 11/03/03 .................................                  1,000,000
                                                                                                                    ------------
                                                                                                                      13,145,000
                                                                                                                    ------------

            ----------
              SHARES
               (000)
            ----------
                        MONEY MARKET FUND--1.5%
    NR         9,200    AIM Tax Free Investment Co. Cash Reserve Portfolio ..........................                  9,200,000
                                                                                                                    ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $31,140,000) .............................                 31,140,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--159.2% (COST $952,718,156) ...............................                961,510,455
                        Other assets in excess of liabilities--2.9% .................................                 17,579,951
                        Preferred shares at redemption value, including dividends payable--(62.1)% ..               (375,146,916)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................               $603,943,490
                                                                                                                    ============


___________________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 7.4% of its net assets, with a current market value of $44,724,620, in securities restricted as to resale.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Interest rate shown is as of October 31, 2003.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
ACA    --  American Capital Access
AMBAC  --  American Municipal Bond Assurance Corporpation
FGIC   --  Financial Guaranty Insurance Company
FRDD   --  Floating Rate Daily Demand
FRWD   --  Floating Rate Weekly Demand
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
PCR    --  Pollution Control Revenue
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST (RAA)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--138.8%
                        California, GO,
     A         $ 960(3)   5.75%, 3/01/05 ............................................................       N/A      $ 1,026,298
     A            40      5.75%, 3/01/19 ............................................................   03/05 @ 101       42,152
                        California Cnty. Tobacco Sec. Agcy.,
    BBB        1,000      Ser. B, 6.00%, 6/01/29 ....................................................   06/12 @ 100      891,270
   Baa2          900      Stanislaus Fdg., Ser. A, 5.875%, 6/01/43 ..................................   06/12 @ 100      714,402
                        California Edl. Facs. Auth., MBIA,
    AAA          760(3)   Santa Clara Univ., 5.00%, 9/01/06 .........................................       N/A          848,920
    AAA          835      Student Loan Prog., Ser. A, 6.00%, 3/01/16 ................................   03/07 @ 102      882,545
                        California Pub. Wks. Brd., Lease Rev., Ser. A,
   BBB-        1,000(3)   Dept. of Corrections., 6.875%, 11/01/04 ...................................       N/A        1,077,160
    A2         1,000      St. Univ. Proj., 6.10%, 10/01/06 ..........................................   10/04 @ 102    1,057,170
    AAA        1,385    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Ser. A,
                          Zero Coupon, 1/01/04 ......................................................  No Opt. Call    1,382,590
                        Golden St. Tobacco Sec. Corp., Ser. B,
    A-           900      5.50%, 6/01/43 ............................................................   06/13 @ 100      851,670
    A-           400      5.625%, 6/01/38 ...........................................................   06/13 @ 100      387,344
                        Los Angeles Cnty.,
    AAA        1,000      Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA .......................   09/07 @ 102    1,115,550
    AAA        1,000(3)   Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA ....................       N/A        1,130,520
    Aa3        1,0003   Los Angeles Cnty. Pub. Wks. Fin. Auth., Regl. Park & Open Space, Dist. A,
                          6.00%, 10/01/04 ...........................................................       N/A        1,064,960
    AA         1,150    Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13 ............................   08/06 @ 101    1,262,102
    B-           945(4) Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. B, 7.50%, 12/01/24 ...................................................   12/12 @ 102      906,860
    NR         1,000(4) Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6, 5.60%,
                          9/01/33 ...................................................................   09/10 @ 102      964,560
   BBB-        1,000    Sacramento Pwr. Auth., Cogeneration Proj. Rev., 6.50%, 7/01/09 ..............   07/06 @ 102    1,109,310
    NR         1,000(4) San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33 ...........   09/12 @ 102      958,030
    AAA          500    San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC ..........................   12/03 @ 102      511,780
                        San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev.,
    AAA          150      Ser. 12-A, 5.90%, 5/01/26, MBIA ...........................................   05/06 @ 101      160,479
    AAA        1,000      Ser. 6, 6.125%, 5/01/09, AMBAC ............................................   05/04 @ 102    1,038,310
    AAA           40    So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA ....   12/03 @ 100       40,144
    AAA          500    Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC ........   08/07 @ 102      542,890
    AAA          370    West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC ..............   08/07 @ 101      396,529
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $19,546,580) ..............................                 20,363,545
                                                                                                                    ------------

             ----------
               SHARES
                (000)
             ----------
                        MONEY MARKET FUNDS--7.5%
    NR           700    AIM Tax Free Investment Co. Cash Reserve Portfolio ..........................       N/A          700,000
    NR           400    SSgA Tax Free Money Mkt. Fund ...............................................       N/A          400,000
                                                                                                                    ------------
                        TOTAL MONEY MARKET FUNDS (COST $1,100,000) ..................................                  1,100,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--146.3% (COST $20,646,580) ................................                 21,463,545
                        Other assets in excess of liabilities--4.8% .................................                    702,237
                        Preferred shares at redemption value, including dividends payable--(51.1)% ..                 (7,500,330)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                $14,665,452
                                                                                                                    ============


_________________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4)  See Note 6 of Notes to Financial Statements.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC  --  American Municipal Bond Assurance Corporpation
COP    --  Certificate of Participation
FGIC   --  Financial Guaranty Insurance Company
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST (BFZ)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--158.3%
                        CALIFORNIA--135.0%
                        Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
    AAA      $24,500      Zero Coupon, 9/01/31 ......................................................  No Opt. Call  $ 5,284,405
    AAA        6,070      Zero Coupon, 9/01/32 ......................................................  No Opt. Call    1,235,549
                        California, GO,
     A        10,000      5.50%, 11/01/33 ...........................................................   11/13 @ 100   10,122,400
    AAA        5,500      Ser. BZ, 5.35%, 12/01/21, MBIA ............................................   06/07 @ 101    5,570,620
    AAA        5,000      Ser. BZ, 5.375%, 12/01/24, MBIA ...........................................   06/07 @ 101    5,021,900
                        California Cnty. Tobacco Sec. Agcy.,
    BBB       12,000      Fresno Cnty. Fdg. Corp., 6.00%, 6/01/35 ...................................   06/12 @ 100    9,942,840
   Baa2        5,000      Stanislaus Fdg., Ser. A, 5.875%, 6/01/43 ..................................   06/12 @ 100    3,968,900
                        California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    A3         4,000      5.375%, 5/01/21 ...........................................................   05/12 @ 101    4,095,040
    A3         6,000      5.375%, 5/01/22 ...........................................................   05/12 @ 101    6,110,820
    AAA       10,000    California Edl. Facs. Auth., Stanford Univ., Ser. Q, 5.25%, 12/01/32 ........   06/11 @ 101   10,279,100
                        California Hlth. Facs. Fin. Auth., Ser. A,
    BBB        3,000      Insured Hlth. Facs. Valleycare, 5.375%, 5/01/27 ...........................   05/12 @ 100    2,966,610
     A         4,890      Kaiser Proj., 5.40%, 5/01/28 ..............................................   07/06 @ 102    4,931,858
                        California Hsg. Fin. Agcy.,
    AAA       19,215      Ser. B, Zero Coupon, 8/01/31, FSA ......................................... 08/10 @ 31.194   4,016,704
    AAA       19,170      Home Mtge. Rev., Ser. Q, Zero Coupon, 2/01/33, AMBAC ...................... 08/11 @ 29.558   3,602,426
    AAA       19,185      Home Mtge. Rev., Ser. T, Zero Coupon, 8/01/21, MBIA ....................... 08/11 @ 57.562   7,128,187
                        California Infrastructure & Econ. Dev.,
    AAA       15,000      Bay Area Toll Brdgs. 1st Lien, Ser. A, 5.00%, 7/01/36, AMBAC ..............   07/13 @ 100   15,060,150
     A        15,250      J. David Gladstone Inst. Proj., 5.25%, 10/01/34 ...........................   10/11 @ 101   15,046,260
     A        13,500      Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31 ............................   08/11 @ 102   13,770,810
    A+        10,000    California Statewide Cmnty. Dev. Auth., Sutter Hlth. Oblig. Grp., Ser. B,
                          5.625%, 8/15/42 ...........................................................   08/12 @ 100   10,122,700
    A-         5,000    Daly City Hsg. Dev. Fin. Agcy., Sr. Franciscan Acquisition Proj., Ser. A,
                          5.85%, 12/15/32 ...........................................................   12/13 @ 102    5,095,300
    AAA        6,000    El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC .   01/11 @ 100    6,124,800
                        Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
    AAA        7,485      Zero Coupon, 12/01/29 ..................................................... 12/11 @ 37.373   1,698,646
    AAA        7,485      Zero Coupon, 12/01/30 ..................................................... 12/11 @ 35.365   1,600,518
    AAA        7,485      Zero Coupon, 12/01/31 ..................................................... 12/11 @ 33.465   1,487,269
                        Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
    BBB        5,000      Zero Coupon, 1/15/33 ......................................................  01/10 @ 25.78     830,050
    BBB        5,000      Zero Coupon, 1/15/34 ...................................................... 01/10 @ 24.228     780,350
    BBB       13,445      Zero Coupon, 1/15/35 ...................................................... 01/10 @ 22.819   1,972,650
    BBB        1,000      Zero Coupon, 1/15/38 ...................................................... 01/10 @ 19.014     121,880
    BBB        9,620      5.75%, 1/15/40 ............................................................   01/10 @ 101    9,790,178
                        Golden St. Tobacco Sec. Corp.,
    A-        10,200      Ser. B, 5.50%, 6/01/43 ....................................................   06/13 @ 100    9,652,260
    A-         5,800      Ser. B, 5.625%, 6/01/38 ...................................................   06/13 @ 100    5,616,488
    BBB        3,000      Tobacco Settlement Rev., Ser. A-1, 6.75%, 6/01/39 .........................   06/13 @ 100    2,717,880
    NR         5,000    Irvine Mobile Home Park, Meadows Mobile Home Park, Ser. A, 5.70%, 3/01/28 ...   03/08 @ 102    5,025,850
                        Lathrop Fin. Auth., Wtr. Suply. Proj.,
    NR         2,855      5.90%, 6/01/27 ............................................................   06/13 @ 100    2,766,609
    NR         5,140      6.00%, 6/01/35 ............................................................   06/13 @ 100    5,027,948
    B-         4,110    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. C, 7.50%, 12/01/24 ...................................................   12/12 @ 102    3,944,120
    BBB        1,000    Palm Springs Mobile Home Park., Sahara Mobile Home Park, 5.625%, 5/15/26 ....   05/12 @ 102    1,003,070
    NR         4,000    Rancho Cucamonga Cmnty. Facs. Dist., Ser. A,
                          6.50%, 9/01/33 ............................................................   09/13 @ 100    4,045,800
    AAA       15,500    Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj.,
                          5.125%, 9/01/30, MBIA .....................................................   09/11 @ 100   15,744,125
    AAA        1,905    Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC ............................  No Opt. Call      412,775
    AAA        6,500    San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., Ser. 27-A, 5.25%,
                          5/01/31, MBIA .............................................................   05/11 @ 100    6,560,775
                        San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist.,
    NR         1,775      Mission Bay South, 6.125%, 8/01/31 ........................................   08/09 @ 102    1,779,668
    NR         7,500      Mission Bay South, 6.25%, 8/01/33 .........................................   08/11 @ 101    7,369,875


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        CALIFORNIA--(CONT'D) San Jose Mult. Fam. Hsg.,
    AAA      $ 2,880      Lenzen Hsg., Ser. B, 5.45%, 2/20/43 .......................................   08/11 @ 102  $ 2,916,806
    AAA        4,225      Vlgs. Pkwy. Sr. Apts., Ser. D, 5.50%, 4/01/34 .............................   04/11 @ 100    4,283,728
                        Santa Clara Cnty. Hsg. Auth., Mult. Fam. Hsg., Ser. A,
    NR         6,250      Blossom River Apts., 6.50%, 9/01/39 .......................................   03/08 @ 102    5,823,000
    A3         1,715      John Burns Gardens Apts. Proj., 5.85%, 8/01/31 ............................   02/12 @ 101    1,720,883
    A3         1,235      River Town Apts. Proj., 6.00%, 8/01/41 ....................................   02/12 @ 101    1,245,312
    NR         3,075    Santa Clarita Facs. Dist., Valencia Town Ctr., 5.85%, 11/15/32 ..............   11/10 @ 102    3,007,750
    BBB        5,345    Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%,
                          6/01/41 ...................................................................   06/11 @ 100    3,918,794
                        Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A,
    BBB        7,000      5.50%, 6/01/36 ............................................................   06/12 @ 100    5,362,070
    BBB       11,500      5.625%, 6/01/43 ...........................................................   06/12 @ 100    8,765,990
    AAA        2,000    Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA .................   08/13 @ 100    2,054,640
    NR         2,245    Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28 ....   10/13 @ 102    2,219,699
    A2         2,000    Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33 .........   04/08 @ 100    2,006,700
                                                                                                                    ------------
                                                                                                                     282,771,535
                                                                                                                    ------------
                        DELAWARE--5.5%
                        Charter Mac Equity Issuer Trust,
    NR         7,000(3)   Ser. A-2, 6.30%, 6/30/49 ..................................................  No Opt. Call    7,340,970
    NR         4,000(3)   Ser. B-1, 6.80%, 11/30/50 .................................................  No Opt. Call    4,177,280
                                                                                                                    ------------
                                                                                                                      11,518,250
                                                                                                                    ------------
                        MARYLAND--5.0%
                        MuniMae TE Bond Subsidiary, LLC,
    NR         7,000(3)   Ser. A, 6.30%, 6/30/49 ....................................................   06/09 @ 100    7,362,670
    NR         3,000(3)   Ser. B, 6.80%, 6/30/50 ....................................................   11/10 @ 100    3,132,960
                                                                                                                    ------------
                                                                                                                      10,495,630
                                                                                                                    ------------
                        PUERTO RICO--12.8%
    A-        10,000    Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31 ........................   07/12 @ 101   10,130,500
                        Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+       10,000      5.70%, 8/01/25 ............................................................   02/10 @ 100   10,583,000
   BBB+        5,750      5.75%, 8/01/30 ............................................................   02/07 @ 100    5,997,365
                                                                                                                    ------------
                                                                                                                      26,710,865
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $336,153,402) .............................                331,496,280
                                                                                                                    ------------

                        SHORT-TERM INVESTMENTS--5.2%
                        CALIFORNIA--0.2%
    A-1          500(4) Long Beach California Unified Sch. Dist., COP, Cap. Impvt. Proj., 1.00%
                          11/06/03, AMBAC, FRWD .....................................................       N/A          500,000
                                                                                                                    ------------

            ----------
              SHARES
               (000)
            ----------
                        MONEY MARKET FUND--5.00%
    NR        10,400    AIM Tax Free Investment Co. Cash Reserve Portfolio ..........................       N/A       10,400,000
                                                                                                                    ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $10,900,000) .............................                 10,900,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--163.5% (COST $347,053,402) ...............................                342,396,280
                        Liabilities in excess of other assets--(0.5)% ...............................                 (1,043,040)
                        Preferred shares at redemption value, including dividends payable--(63.0)% ..               (131,956,243)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................               $209,396,997
                                                                                                                    ============


_____________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 10.5% of its net assets, with a current market value of $22,013,880, in securities restricted as to resale.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Interest rate shown is as of October 31, 2003.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC  --  American Municipal Bond Assurance Corporpation
COP    --  Certificate of Participation
FGIC   --  Financial Guaranty Insurance Company
FRWD   --  Floating Rate Weekly Demand
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK FLORIDA INVESTMENT QUALITY MUNICIPAL TRUST (RFA)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--134.0%
                        FLORIDA--113.4%
    AAA        $ 170    Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC .......................       ETM        $ 206,406
    AAA        1,000    Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/21, AMBAC .................   07/06 @ 102    1,073,520
   Baa1        1,000    Capital Trust Agcy. Multi-Fam., American Opp., Ser. A, 5.875%, 06/01/38 .....   06/11 @ 102      929,820
    AAA        1,000    Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/16, FSA ...........................   02/06 @ 101    1,041,750
    AAA        1,000    Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA ....................   10/05 @ 102    1,055,620
    AAA        1,000(3) Dade Cnty. GO, Ser. B, Zero Coupon, 10/01/08, AMBAC .........................       N/A          626,930
    AAA        1,000(3) Dade Cnty. Sch. Brd., COP, Ser. A, 6.00%, 5/01/04, MBIA .....................       N/A        1,034,370
    AAA        1,000(3) First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC .......................       N/A        1,118,430
    AA+        1,000(3) Florida Brd. of Ed., GO, Ser. B, 5.875%, 6/01/05 ............................       N/A        1,082,070
    AAA          500    Florida Dept. of Corrections, COP, Okeechobee Correctional Fac., 6.25%,
                          3/01/15, AMBAC ............................................................   03/05 @ 102      537,660
    AAA        1,000(3) Florida Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Environ. Pres.,
                          Ser. A, 5.75%, 7/01/05, AMBAC .............................................       N/A        1,083,800
    AAA        1,000(3) Florida Dept. of Trans., GO, 5.80%, 7/01/05 .................................       N/A        1,084,620
    AAA          370    Florida Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. A, 6.25%, 7/01/11 ......   07/04 @ 102      381,492
    AAA        1,000    Jacksonville Cap. Impvt., Gator Bowl Proj., 5.50%, 10/01/14, AMBAC ..........   10/04 @ 101    1,044,580
    AAA        1,000    Lee Cnty., Transp. Fac., 5.75%, 10/01/22, MBIA ..............................   10/05 @ 102    1,075,250
    AAA        5,000    Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA .... 04/08 @ 28.079   1,013,300
    AA-        1,000    Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33 ........   05/13 @ 100    1,001,900
    AAA        1,000(3) Seminole Cnty. Sch. Brd., COP, Ser. A, 6.125%, 7/01/04, MBIA ................       N/A        1,053,390
    NR         1,000(4) Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33 ..............   05/13 @ 101    1,027,490
    AAA        1,000(3) Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC ..........................       N/A        1,125,370
   BBB+        1,000    Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16 .............................   10/06 @ 102    1,065,860
                                                                                                                    ------------
                                                                                                                      19,663,628
                                                                                                                    ------------
                        PUERTO RICO--20.6%
                        Puerto Rico Elec. Pwr. Auth.,
    AAA        1,000(3)   Ser. T, 6.375%, 7/01/04 ...................................................       N/A        1,055,020
    A-         1,000      Ser. U, 6.00%, 7/01/14 ....................................................   07/04 @ 102    1,039,570
    A-           415(3) Puerto Rico Pub. Bldg. Auth., Pub. Ed. & Hlth. Fac. Rev., Ser. M, 5.50%,
                          7/01/05 ...................................................................       N/A          444,369
   BBB+        1,000    Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29 .........................   02/12 @ 100    1,038,940
                                                                                                                    ------------
                                                                                                                       3,577,899
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $21,609,071) ..............................                 23,241,527
                                                                                                                    ------------


            ----------
              SHARES
               (000)
            ----------
                        MONEY MARKET FUNDS--8.0%
    NR           850    AIM Tax Free Investment Co. Cash Reserve Portfolio ..........................       N/A          850,000
    NR           550    SSgA Tax Free Money Mkt. Fund ...............................................       N/A          550,000
                                                                                                                    ------------
                        TOTAL MONEY MARKET FUNDS (COST $1,400,000) ..................................                  1,400,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--142.0% (COST $23,009,071) ................................                $24,641,527
                        Other assets in excess of liabilities--7.0% .................................                  1,205,691
                        Preferred shares at redemption value, including dividends payable--(49.0)% ..                 (8,500,198)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                $17,347,020
                                                                                                                    ============


_________________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4)  See Note 6 of Notes to Financial Statements.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC  --  American Municipal Bond Assurance Corporpation
COP    --  Certificate of Participation
ETM    --  Escrowed to Maturity
FGIC   --  Financial Guaranty Insurance Company
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK FLORIDA MUNICIPAL INCOME TRUST (BBF)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--155.9%
                        FLORIDA--135.3%
    AA       $10,715    Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32 ...   05/12 @ 102 $ 11,118,848
     A         2,000    Boynton Beach Mult. Fam. Hsg., Clipper Cove Apts., 5.45%, 1/01/33, ACA ......   01/13 @ 100    2,014,180
    AAA        2,800    Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Loan Prog., Ser. F-1, 5.00%,
                          10/01/31, MBIA ............................................................   08/11 @ 102    2,779,028
   Baa1        1,000    Capital Trust Agcy. Multi-Fam., American Opp., Ser. A, 5.875%, 6/01/38 ......   06/11 @ 102      929,820
    NR         7,000    Escambia Cnty. Hlth. Facs. Auth., Hlth. Care Fac. Rev., 5.95%, 7/01/20,
                          AMBAC .....................................................................  No Opt. Call    7,394,240
    AA+        5,550    Florida Brd. of Ed., GO, Ser. A, 5.125%, 6/01/30 ............................   06/10 @ 101    5,631,585
     A         3,000    Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1, 6.10%, 10/01/29 ............   10/09 @ 102    3,084,150
    NR         2,870    Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%,
                          7/01/08 ...................................................................  No Opt. Call    2,901,484
    NR         1,715    Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34 ............   05/13 @ 101    1,736,729
     A         6,500    Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%,
                          11/15/31 ..................................................................   11/11 @ 101    6,777,355
   Baa1        1,450    Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%,
                          10/01/23 ..................................................................   10/12 @ 100    1,410,343
    AA         7,500    Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%,
                          11/15/36 ..................................................................   11/11 @ 101    7,717,875
    AAA        4,000    Jacksonville Transp., 5.00%, 10/01/26, MBIA .................................   10/11 @ 100    4,039,080
                        JEA Elec. Sys.,
    AA         5,000      5.20%, 10/01/33 ...........................................................   12/03 @ 101    5,017,700
    AA         5,000      Ser. A, 5.50%, 10/01/41 ...................................................   10/07 @ 100    5,105,200
    Aa3        7,500    JEA Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37 ...............................   10/06 @ 100    7,547,775
    NR         1,695    Laguna Lakes Cmnty., Spec. Assmt., Ser. A, 6.40%, 5/01/33 ...................   05/13 @ 101    1,716,611
    AAA        2,770    Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC ..........................  No Opt. Call    1,168,303
                        Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
    AAA        2,595      Ser. A, Zero Coupon, 10/01/19 ............................................. 04/08 @ 55.413   1,121,870
    AAA        9,700      Ser. B, Zero Coupon, 10/01/33 ............................................. 04/08 @ 25.056   1,717,191
    AAA       25,000      Ser. C, Zero Coupon, 10/01/28 .............................................  04/08 @ 32.99   6,135,250
    NR         1,000    Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC ........   07/11 @ 101    1,020,770
                        No. Palm Beach Cnty.  Impvt.  Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
    NR         5,680      6.10%, 8/01/21 ............................................................   08/11 @ 101    5,808,084
    NR         3,500      6.125%, 8/01/31 ...........................................................   08/11 @ 101    3,539,270
    AAA        2,500    Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC ..............   08/11 @ 101    2,524,925
    Aa3       12,000    So. Miami Hlth. Facs. Auth., Baptist Hlth., 5.25%, 11/15/33 .................   02/13 @ 100   11,977,680
    NR         1,500    St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA .....................   10/09 @ 101    1,511,130
    NR         2,850    Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32 ....   10/09 @ 100    2,863,224
    NR         2,000    Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33 ..............   05/13 @ 101    2,054,980
    AA         5,500    Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA ...........................   04/12 @ 100    5,749,425
    AA         4,000    Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26 ..................................   10/11 @ 101    4,043,560
    NR         1,975    Village Cmnty. Dev., Assmt. Rev., Ser. A, 6.50%, 5/01/33 ....................   05/13 @ 101    2,017,384
   BBB+        2,000    Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., Ser. A, 5.75%,
                          10/15/29 ..................................................................   10/09 @ 101    1,862,560
                                                                                                                    ------------
                                                                                                                     132,037,609
                                                                                                                    ------------
                        PUERTO RICO--20.6%
    BBB        6,000    Children's Trust Fund Puerto Rico, Tobacco Settlement Rev., 5.625%, 5/15/43 .   05/12 @ 100    5,211,360
    A-         7,500    Puerto Rico, GO, Ser. A, 5.125%, 7/01/31 ....................................   07/11 @ 100    7,520,700
                        Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+        4,000      5.70%, 8/01/25 ............................................................   02/10 @ 100    4,233,200
   BBB+        3,000      5.75%, 8/01/30 ............................................................   02/07 @ 100    3,129,060
                                                                                                                    ------------
                                                                                                                      20,094,320
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $150,067,114) .............................                152,131,929
                                                                                                                    ------------


                       See Notes to Financial Statements.


               SHARES
                (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        MONEY MARKET FUND--0.8%
    NR           750    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $750,000) ..........               $    750,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--156.7% (COST $150,817,114) ...............................                152,881,929
                        Other assets in excess of liabilities--2.3% .................................                  2,259,850
                        Preferred shares at redemption value, including dividends payable--(59.0)% ..                (57,552,694)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................               $ 97,589,085
                                                                                                                    ============


______________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
ACA    --  American Capital Access
AMBAC  --  American Municipal Bond Assurance Corporpation
COP    --  Certificate of Participation
FGIC   --  Financial Guaranty Insurance Company
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
PCR    --  Pollution Control Revenue
RAA    --  Radian Asset Assurance
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST (RNJ)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--139.3%
                        NEW JERSEY--117.8%
    AAA      $ 1,000    Delaware River Port. Auth. of Pa & NJ, 5.75%, 1/01/26, FSA ..................   01/10 @ 100  $ 1,082,000
    AAA        1,000(3) Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA ..............       N/A        1,114,520
                        New Jersey Econ. Dev. Auth.,
     B           925(4)   Continental Airlines Inc. Proj., 7.00%, 11/15/30 ..........................   11/10 @ 101      845,580
    AAA        1,0003     Mkt. Trans. Fac., Ser. A, 5.875%, 7/01/04, MBIA ...........................       N/A        1,051,770
    AAA          900      Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA ................................  No Opt. Call    1,038,663
    BBB          500      Trigen-Trenton Proj., Ser. A, 6.20%, 12/01/10 .............................   12/03 @ 102      510,350
                        New Jersey Hlth. Care Fac. Fin. Auth.,
    A2         1,000      Hackensack Univ. Med. Ctr, 6.00%, 1/01/25 .................................   01/10 @ 101    1,041,680
    AAA        1,000(3)   Riverview Med. Ctr., 5.50%, 7/01/04, AMBAC ................................       N/A        1,049,320
    AAA        1,000      St. Josephs Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE .................   07/06 @ 102    1,092,170
    AAA        1,000(3) New Jersey Edl. Fac. Auth., Rowan College, Ser. E, 5.875%, 7/01/06, AMBAC ...       N/A        1,121,670
    AAA          275    New Jersey Hsg. & Mtge. Fin., Home Buyer, Ser. O, 6.35%, 10/01/27, MBIA .....  10/05 @ 101.5     283,481
    AAA        1,000    New Jersey Tpke. Auth., Ser. C, 6.50%, 1/01/16, AMBAC .......................  No Opt. Call    1,220,831
                        New Jersey Trans. Auth. Trust Fund, Trans. Sys., Ser. B, MBIA,
    AAA          375(3)   5.50%, 6/15/05 ............................................................       N/A          407,876
    AAA          625      5.50%, 6/15/15 ............................................................   06/05 @ 102      674,213
    AAA          375(3)   5.75%, 6/15/05 ............................................................       N/A          409,369
    AAA          625      5.75%, 6/15/14 ............................................................   06/05 @ 102      676,687
    AA         1,000(3) No. Brunswick Twnshp. Brd. of Ed., GO, 6.30%, 2/01/05 .......................       N/A        1,062,250
    NR         1,000    Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC ...   12/09 @ 101    1,113,830
    AA-        1,000    Port Auth. of NY & NJ, 5.75%, 12/15/20 ......................................   06/05 @ 101    1,060,910
    BBB        1,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ..............................   06/12 @ 100      826,060
                                                                                                                    ------------
                                                                                                                      17,683,230
                                                                                                                    ------------
                        DELAWARE--7.1%
    NR         1,000(5) Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49 ....................   06/09 @ 100    1,067,930
                                                                                                                    ------------
                        PUERTO RICO--14.4%
    AAA        1,000(3) Comnwlth. of Puerto Rico, 5.40%, 7/01/06, FSA ...............................       N/A        1,115,550
    A-         1,000    Puerto Rico Elec. Pwr. Auth., Ser. U, 6.00%, 7/01/14 ........................   07/04 @ 102    1,039,570
                                                                                                                    ------------
                                                                                                                       2,155,120
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $19,300,187) ..............................                 20,906,280
                                                                                                                    ------------


            -----------
              SHARES
               (000)
            -----------
                        MONEY MARKET FUNDS--5.3%
    NR           750    AIM Tax Free Investment Co. Cash Reserve Portfolio ..........................       N/A          750,001
    NR            50    SSgA Tax Free Money Mkt. Fund ...............................................       N/A           50,000
                                                                                                                    ------------
                        TOTAL MONEY MARKET FUNDS (COST $800,001) ....................................                    800,001
                                                                                                                    ------------
                        TOTAL INVESTMENTS--144.6% (COST $20,100,188) ................................                 21,706,281
                        Other assets in excess of liabilities--5.4% .................................                    801,401
                        Preferred shares at redemption value, including dividends payable--(50.0)% ..                 (7,500,494)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                $15,007,188
                                                                                                                    ============


_____________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4)  See Note 6 of Notes to Financial Statements.
(5) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 7.1% of its net assets, with a current market value of $1,067,930, in securities restricted as to resale.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC       --  American Municipal Bond Assurance Corporpation
CONNIE LEE  --  College Construction Loan Insurance Association
FSA         --  Financial Security Assurance
GO          --  General Obligation
MBIA        --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST (BNJ)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--155.4%
                        NEW JERSEY--109.6%
                        Cherry Hill Twnshp., GO,
    AA+      $ 4,065      5.00%, 7/15/22 ............................................................   07/11 @ 100  $ 4,171,991
    AA+        4,275      5.00%, 7/15/23 ............................................................   07/11 @ 100    4,356,909
    AAA       12,600    Garden St. Presvtn. Trust, Open Space & Farmland Presvtn., Zero Coupon,
                          11/01/26, FSA .............................................................  No Opt. Call    3,744,342
    AAA        7,750    Middlesex Cnty., COP, 5.00%, 8/01/31, MBIA ..................................   08/11 @ 100    7,799,058
                        Middlesex Cnty. Impvt. Auth.,
    AAA        1,400      Admin. Bldg. Res. Proj., 5.35%, 7/01/34 ...................................   07/11 @ 100    1,417,444
    AAA        4,470      New Brunswick Apts. Rental Hsg., 5.30%, 8/01/35 ...........................   08/12 @ 100    4,513,180
    AAA        1,450      Util. Sys. Rev., Perth Amboy Franchise Proj., Ser. A, 5.00%,
                            9/01/29, AMBAC ..........................................................   09/09 @ 101    1,461,426
                        New Jersey Econ. Dev. Auth.,
     B         3,450      Continental Airlines Inc. Proj., 7.00%, 11/15/30 ..........................   11/10 @ 101    3,153,783
     B         2,000      Continental Airlines Inc. Proj., 7.20%, 11/15/30 ..........................   11/10 @ 101    1,873,320
   BBB-        2,630      First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18 .................   01/09 @ 102    2,557,623
   Baa3        2,500      Kapkowski Road Landfill Proj., 6.50%, 4/01/28 .............................  No Opt. Call    2,812,650
   Baa3        5,000      Kapkowski Road Landfill Proj., 6.50%, 4/01/31 .............................  No Opt. Call    5,469,850
    A+         2,000      Masonic Charity Fndtn. Proj., 5.50%, 6/01/31 ..............................   06/11 @ 102    2,072,760
    NR         1,980      Victoria Hlth., Ser. A, 5.20%, 12/20/36 ...................................   12/11 @ 103    2,018,590
                        New Jersey Edl. Facs. Auth.,
   BBB-        3,000      Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25 .........................   07/13 @ 100    3,037,650
   BBB+        2,120      Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33 ........................   07/13 @ 100    2,287,522
                        New Jersey Hlth. Care Fac. Fin. Auth.,
    A-         4,500      Atlantic City Med. Ctr., 5.75%, 7/01/25 ...................................   07/12 @ 100    4,627,530
    A+         3,000      Catholic Hlth. East, Ser. A, 5.375%, 11/15/33 .............................   11/12 @ 100    3,004,140
    A3        10,000      Kennedy Hlth. Sys., 5.625%, 7/01/31 .......................................   07/11 @ 100   10,082,500
   Baa1        1,960      So. Jersey Hosp., 6.00%, 7/01/26 ..........................................   07/12 @ 100    1,985,303
   Baa1        5,500      So. Jersey Hosp., 6.00%, 7/01/32 ..........................................   07/12 @ 100    5,533,715
   Baa1        1,540      So. Ocean Cnty. Hosp., Ser. A, 6.25%, 7/01/23 .............................   12/03 @ 102    1,558,388
    AAA        3,000    New Jersey Hsg. & Mtg. Fin. Agcy., Mult. Fam. Hsg. Rev., Ser. A, 5.05%,
                          5/01/34, FSA ..............................................................   05/11 @ 100    2,949,570
    AAA        1,970    Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%,
                          6/01/30 ...................................................................   06/12 @ 102    2,014,955
    AAA        8,000    Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22,
                          MBIA ......................................................................   12/07 @ 102    8,581,360
    BBB       18,000    Tobacco Settlement Fin. Corp., 6.125%, 6/01/42 ..............................   06/12 @ 100   14,869,080
                        Trenton Pkg. Auth., FGIC,
    NR         5,465      5.00%, 4/01/25 ............................................................   04/11 @ 100    5,525,388
    NR         2,000      5.00%, 4/01/30 ............................................................   04/11 @ 100    2,015,880
                        Vineland, GO, MBIA,
    NR         1,500      5.30%, 5/15/30 ............................................................   05/10 @ 101    1,526,985
    NR         1,500      5.375%, 5/15/31 ...........................................................   05/10 @ 101    1,540,605
                                                                                                                    ------------
                                                                                                                     118,563,497
                                                                                                                    ------------
                        DELAWARE--9.2%
                        Charter Mac Equity Issuer Trust,
    NR         7,000(3)   Ser. A-2, 6.30%, 6/30/49 ..................................................   06/09 @ 100    7,340,970
    NR         2,500(3)   Ser. B-1, 6.80%, 11/30/50 .................................................   11/10 @ 100    2,610,800
                                                                                                                    ------------
                                                                                                                       9,951,770
                                                                                                                    ------------
                        MARYLAND--4.9%
                        MuniMae TE Bond Subsidiary, LLC,
    NR         3,000(3)   Ser. A-1, 6.30%, 6/30/49 ..................................................   06/09 @ 100    3,155,430
    NR         2,000(3)   Ser. B-1, 6.80%, 6/30/50 ..................................................   11/10 @ 100    2,088,640
                                                                                                                    ------------
                                                                                                                       5,244,070
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PUERTO RICO--31.7%
                        Puerto Rico Hsg. Fin. Corp., Home Mtg. Rev.,
    AAA      $ 2,880      Ser. A, 5.20%, 12/01/33 ...................................................   06/11 @ 100  $ 2,927,808
    AAA        2,880      Ser. B, 5.30%, 12/01/28 ...................................................   06/11 @ 100    2,910,298
     A         7,000    Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38 ....................   07/12 @ 100    7,053,760
                        Puerto Rico Pub. Bldgs. Auth., Ser. D,
    AAA        5,000      Zero Coupon, 7/01/31, AMBAC ...............................................   07/17 @ 100    3,249,450
    A-         6,500      Gov't. Facs., 5.25%, 7/01/36 ..............................................   07/12 @ 100    6,549,920
                        Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+        4,000      5.70%, 8/01/25 ............................................................   02/10 @ 100    4,233,200
   BBB+        7,040      5.75%, 8/01/30 ............................................................   02/07 @ 100    7,342,861
                                                                                                                    ------------
                                                                                                                      34,267,297
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $166,253,029) .............................                168,026,634
                                                                                                                    ------------

                        SHORT-TERM INVESTMENT--1.3%
    A1+        1,440(4) New Jersey Edl. Facs. Auth., Princeton Univ., Ser. B, 1.07%, 11/03/03, FRDD
                          (cost $1,440,000) .........................................................       N/A        1,440,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--156.7% (COST $167,693,029) ...............................                169,466,634
                        Other assets in excess of liabilities--2.3% .................................                  2,506,025
                        Preferred shares at redemption value, including dividends payable--(59.0)% ..                (63,800,700)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................               $108,171,959
                                                                                                                    ============


______________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 14.0% of its net assets, with a current market value of $15,195,840, in securities restricted as to resale.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Interest rate shown is as of October 31, 2003.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC  --  American Municipal Bond Assurance Corporpation
COP    --  Certificate of Participation
FGIC   --  Financial Guaranty Insurance Company
FRDD   --  Floating Rate Daily Demand
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST (RNY)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--146.1%
                        NEW YORK--133.5%
    AAA       $1,000    Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Refdg., Ser. B, 5.00%,
                          12/01/33, MBIA ............................................................   06/08 @ 100  $ 1,001,950
    AA-        2,100    Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B,
                          5.00%, 7/01/23 ............................................................   07/13 @ 100    2,131,017
    AAA        1,000    Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC ............................   11/06 @ 102    1,079,760
    AA         1,000    New York, GO, Ser. B, 5.70%, 8/15/12 ........................................   08/05 @ 101    1,078,510
                        New York City, GO,
     A           820(3)   Ser. A, 6.00%, 5/15/10 ....................................................       N/A          975,899
    A+           180      Ser. A, 6.00%, 5/15/30 ....................................................   05/10 @ 101      195,287
     A           710      Ser. D, 6.60%, 2/01/04 ....................................................  No Opt. Call      719,308
     A           290(3)   Ser. D, 6.60%, 2/01/04 ....................................................       N/A          293,872
    A+         1,000      Ser. I, 5.875%, 3/15/18 ...................................................  03/06 @ 101.5   1,066,440
                        New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
    A3         1,000      6.00%, 1/01/08 ............................................................   01/04 @ 102    1,024,680
    A3         1,000      6.10%, 1/01/09 ............................................................   01/04 @ 102    1,024,800
    AAA        1,000(3) New York City Mun. Wtr. Fin. Auth., Ser. A, 6.00%, 6/15/05 ..................       N/A        1,086,660
                        New York City Transl. Fin. Auth., Ser. B,
    AA+          815(3)   6.00%, 5/15/10 ............................................................       N/A          972,629
    AA+          185      6.00%, 11/15/21 ...........................................................   05/10 @ 101      209,204
    AA+        1,000(3)   6.00%, 5/15/10 ............................................................       N/A        1,193,410
                        New York Dorm. Auth.,
    AAA        1,250(3)   City Univ., 6.125%, 7/01/04, AMBAC ........................................       N/A        1,316,737
    AAA        1,000(3)   City Univ., 6.20%, 7/01/04, AMBAC .........................................       N/A        1,053,880
    AAA        1,000      Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA .................................   02/13 @ 100    1,005,290
    Aa3        1,000      Kateri Residence, 5.00%, 7/01/22 ..........................................   07/13 @ 100      993,830
    Ba1        1,000      Mount Sinai Hlth., Ser. A, 6.50%, 7/01/25 .................................   07/10 @ 101      999,780
    AAA        1,005      St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC ................................  No Opt. Call    1,123,781
    AAA        1,000(3)   St. Univ. Edl. Fac., Ser. B, 6.00%, 5/15/04 ...............................       N/A        1,046,250
    AAA        1,000(3)   St. Univ. Edl. Fac., Ser. B, 6.25%, 5/15/04 ...............................       N/A        1,047,570
    A+         1,000      Univ. of Rochester, Ser. B, 5.625%, 7/01/24 ...............................   07/09 @ 101    1,071,400
                        New York Urban Dev. Corp.,
    AAA        1,000(3)   Correctional Facs., 5.70%, 1/01/07, MBIA ..................................       N/A        1,135,330
    AA-          900(3)   Youth Fac., 5.875%, 4/01/04 ...............................................       N/A          935,703
    NR         1,000(4) Port Auth. of NY & NJ, Spec. Oblig., Cont'l/Eastern Proj. LaGuardia, 9.125%,
                          12/01/15 ..................................................................   12/03 @ 100      995,570
                                                                                                                    ------------
                                                                                                                      26,778,547
                                                                                                                    ------------
                        PUERTO RICO--12.6%
    BBB          500    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 .............   05/12 @ 100      434,280
    A-         1,000(3) Puerto Rico Elec. Pwr. Auth., Ser. T, 6.00%, 7/01/04 ........................       N/A        1,052,240
   BBB+        1,000    Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29 .........................   02/12 @ 100    1,038,940
                                                                                                                    ------------
                                                                                                                       2,525,460
                                                                                                                    ------------
                        TOTAL INVESTMENTS--146.1% (COST $27,416,854) ................................                 29,304,007
                        Other assets in excess of liabilities--2.8% .................................                    550,195
                        Preferred shares at redemption value, including dividends payable--(48.9)% ..                 (9,800,941)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................                $20,053,261
                                                                                                                    ============


_____________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4)  See Note 6 of Notes to Financial Statements.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
AMBAC  --  American Municipal Bond Assurance Corporpation
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST (BNY)


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--156.5%
                        NEW YORK--122.0%
    AAA      $ 1,000    Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Ser. B, 5.00%,
                          12/01/33, MBIA ............................................................   06/08 @ 100 $  1,001,950
    AAA        1,355    East Rochester Hsg. Auth., Gates Sr. Hsg. Inc. Proj., 6.125%, 4/20/43 .......   10/11 @ 105    1,461,435
    AA-        2,000    Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B,
                          5.00%, 7/01/33 ............................................................   07/13 @ 100    2,001,920
                        Met. Transp. Auth., Ded. Tax Fund, Ser. A,
    AA-       12,000      5.00%, 11/15/30 ...........................................................   11/12 @ 100   11,931,960
     A        12,000      5.125%, 11/15/31 ..........................................................   11/12 @ 100   12,058,080
                        New York, GO,
     A         3,290(3)   Ser. C, 5.375%, 3/15/12 ...................................................       N/A        3,746,455
     A         2,710      Ser. C, 5.375%, 3/15/28 ...................................................   03/12 @ 100    2,771,462
     A         7,000      GO, Ser. D, 5.375%, 6/01/32 ...............................................   06/12 @ 100    7,152,600
                        New York City Ind. Dev. Agcy.,
     A           750      Marymount Sch. Proj., 5.125%, 9/01/21, ACA ................................   09/11 @ 102      762,630
     A         2,000      Marymount Sch. Proj., 5.25%, 9/01/31, ACA .................................   09/11 @ 102    1,980,000
    AAA        1,550      Royal Charter Presbyterian, 5.25%, 12/15/32, FSA ..........................   12/11 @ 102    1,588,347
   BBB-       14,850      Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28 .................   07/11 @ 100   14,382,225
    A3         6,000      Term. One Grp. Assoc. Proj., 6.00%, 1/01/19 ...............................   01/04 @ 102    6,147,900
                        New York City Mun. Wtr. Fin. Auth.,
    AAA        4,000      Ser. A, 5.00%, 6/15/32, FGIC ..............................................   06/11 @ 100    4,014,920
    AA         7,000      Ser. C, 5.00%, 6/15/32 ....................................................   06/11 @ 100    7,004,060
                        New York City Transl. Fin. Auth., Ser. C,
    AA+        5,940(3)   5.00%, 5/01/29 ............................................................       N/A        6,700,082
    AA+        3,660      5.00%, 5/01/29 ............................................................   05/09 @ 101    3,669,004
                        New York Dorm. Auth.,
    A3        10,780      Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30 ..............................   07/11 @ 101   10,982,880
    AAA        9,000      New Sch. Univ., 5.00%, 7/01/41, MBIA ......................................   07/11 @ 100    9,010,890
    AAA        9,000      New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC .............................   07/11 @ 100    9,010,890
    A3         2,000      No. Shore Long Island Jewish Grp., 5.375%, 5/01/23 ........................   05/13 @ 100    2,017,960
    A3         2,000      No. Shore Long Island Jewish Grp., 5.50%, 5/01/33 .........................   05/13 @ 100    2,015,600
    AA-       15,235(3)   City Univ. Ser. A, 5.25%, 7/01/11 .........................................       N/A       17,384,506
    AA-        1,765      City Univ. Ser. A, 5.25%, 7/01/31 .........................................   07/11 @ 100    1,791,581
                        New York Mtg. Agcy.,
    Aa1        5,950      Ser. 101, 5.40%, 4/01/32 ..................................................   10/11 @ 100    6,014,498
    NR        15,500      Ser. A, 5.30%, 10/01/31 ...................................................   04/11 @ 100   15,631,440
    AA-        6,290(3) New York Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06 ......       N/A        6,926,737
                        Port Auth. of NY & NJ,
    AAA        9,500      Ser. 124, 5.00%, 8/01/36, FGIC ............................................   08/08 @ 101    9,381,725
    AAA       13,000      Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA ................   12/07 @ 102   13,944,710
    NR         9,250      Spec. Oblig., Cont'l/Eastern Proj. LaGuardia, 9.125%, 12/01/15 ............   12/03 @ 100    9,209,023
    BBB        2,500    Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%,
                          6/01/43 ...................................................................   06/12 @ 100    2,231,225
    BBB        5,000    Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43 ..   08/12 @ 100    4,461,550
                        TSASC Inc., Tobacco Settlement Rev., Ser. 1,
    A2         5,000      5.75%, 7/15/32 ............................................................   07/12 @ 100    4,630,350
    A3         8,000      6.375%, 7/15/39 ...........................................................   07/09 @ 101    7,961,120
    AA         2,500    Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31,
                          RAA .......................................................................   10/11 @ 100    2,527,375
    BBB        2,000    Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%,
                          7/15/29 ...................................................................   07/10 @ 101    2,039,340
                                                                                                                    ------------
                                                                                                                     225,548,430
                                                                                                                    ------------
                        DELAWARE--6.5%
                        Charter Mac Equity Issuer Trust,
    NR         6,000(4)   Ser. A-2, 6.30%, 6/30/49 ..................................................   06/09 @ 100    6,292,260
    NR         5,500(4)   Ser. B-1, 6.80%, 11/30/50 .................................................   11/10 @ 100    5,743,760
                                                                                                                    ------------
                                                                                                                      12,036,020
                                                                                                                    ------------
                        MARYLAND--5.1%
                        MuniMae TE Bond Subsidiary, LLC,
    NR         6,000(4) Ser. A, 6.30%, 6/30/49 ......................................................   06/09 @ 100    6,310,860
    NR         3,000(4) Ser. B, 6.80%, 6/30/50 ......................................................   11/10 @ 100    3,132,960
                                                                                                                    ------------
                                                                                                                       9,443,820
                                                                                                                    ------------


                       See Notes to Financial Statements.


              PRINCIPAL                                                                                 OPTION CALL
  RATING(1)    AMOUNT                                                                                   PROVISIONS(2)
(UNAUDITED)     (000)                                    DESCRIPTION                                    (UNAUDITED)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PUERTO RICO--22.9%
    BBB      $10,750    Children's Trust Fund Puerto Rico, Tobacco Settlement Rev., 5.625%, 5/15/43 .   05/12 @ 100  $ 9,337,020
    A-         3,000    Puerto Rico, GO, Ser. A, 5.125%, 7/01/31 ....................................   07/11 @ 100    3,008,280
    A-         6,000    Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. D, 5.25%, 7/01/36 .........   07/12 @ 100    6,046,080
                        Puerto Rico Pub. Fin. Corp., Ser. E,
   BBB+       10,000      5.50%, 8/01/29 ............................................................   02/12 @ 100   10,389,400
   BBB+        7,000      5.70%, 8/01/25 ............................................................   02/10 @ 100    7,408,100
   BBB+        5,750      5.75%, 8/01/30 ............................................................   02/07 @ 100    5,997,364
                                                                                                                    ------------
                                                                                                                      42,186,244
                                                                                                                    ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $282,228,689) .............................                289,214,514
                                                                                                                    ------------


            -----------
              SHARES
               (000)
            -----------
                        MONEY MARKET FUND--0.6%
    NR         1,150    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,150,000) ........       N/A        1,150,000
                                                                                                                    ------------
                        TOTAL INVESTMENTS--157.1% (COST $283,378,689) ...............................                290,364,514
                        Other assets in excess of liabilities--2.3% .................................                  4,269,456
                        Preferred shares at redemption value, including dividends payable--(59.4)% ..               (109,759,538)
                                                                                                                    ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..........................               $184,874,432
                                                                                                                    ============


_________________________
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2003, the Trust held 11.6% of its net assets, with a current market value of $21,479,840, in securities restricted as to resale.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
ACA    --  American Capital Access
AMBAC  --  American Municipal Bond Assurance Corporpation
FGIC   --  Financial Guaranty Insurance Company
FSA    --  Financial Security Assurance
GO     --  General Obligation
MBIA   --  Municipal Bond Insurance Association
RAA    --  Radian Asset Assurance
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
--------------------------------------------------------------------------------


                                                                                    CALIFORNIA      CALIFORNIA         FLORIDA
                                            INVESTMENT QUALITY      MUNICIPAL   INVESTMENT QUALITY   MUNICIPAL   INVESTMENT QUALITY
                                              MUNICIPAL TRUST     INCOME TRUST    MUNICIPAL TRUST  INCOME TRUST    MUNICIPAL TRUST
ASSETS                                             (BKN)              (BFK)            (RAA)           (BFZ)            (RFA)
                                              --------------     --------------   --------------   ------------    --------------
Investments at value(1) .....................   $ 394,849,293    $ 961,510,455    $  21,463,545   $ 342,396,280    $  24,641,527
Cash ........................................         544,204          535,049          520,282         517,427          536,855
Receivable from investments sold ............       2,949,480       14,242,901               --       5,212,067          444,459
Interest receivable .........................       6,580,521       16,298,212          299,629       4,690,808          348,933
Other assets ................................          90,226           94,763           11,008          32,374           11,159
                                                -------------    -------------    -------------   -------------    -------------
                                                  405,013,724      992,681,380       22,294,464     352,848,956       25,982,933
                                                -------------    -------------    -------------   -------------    -------------
LIABILITIES
Payable for investments purchased ...........       1,492,860        9,596,246               --      10,113,533               --
Dividends payable-- common shares ...........       1,272,897        3,533,211           71,101       1,140,007           79,777
Investment advisory fee payable .............         119,060          289,171            7,395         100,916            7,680
Administration fee payable ..................          51,026             --              2,960            --              3,460
Deferred Director or Trustees fees ..........          54,232           55,055           10,056          17,735           10,047
Other accrued expenses ......................         118,309          117,291           37,170         123,525           34,751
                                                -------------    -------------    -------------   -------------    -------------
                                                    3,108,384       13,590,974          128,682      11,495,716          135,715
                                                -------------    -------------    -------------   -------------    -------------
PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share,
  including dividends payable(2,3) ..........     146,590,649      375,146,916        7,500,330     131,956,243        8,500,198
                                                -------------    -------------    -------------   -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS .......................   $ 255,314,691    $ 603,943,490    $  14,665,452   $ 209,396,997    $  17,347,020
                                                =============    =============    =============   =============    =============
Composition of Net Assets Applicable to
  Common Shareholders:
  Par value .................................   $     167,071    $      43,529    $      10,071   $      14,986    $      11,271
  Paid-in capital in excess of par ..........     231,766,743      618,056,399       13,392,714     212,626,998       15,001,008
  Undistributed net investment income .......      10,109,122       14,382,973          393,526       3,935,119          421,748
  Accumulated net realized gain (loss) ......      (8,790,463)     (37,331,710)          52,176      (2,522,984)         280,537
  Net unrealized appreciation (depreciation)       22,062,218        8,792,299          816,965      (4,657,122)       1,632,456
                                                -------------    -------------    -------------   -------------    -------------
Net assets applicable to common shareholders,
  October 31, 2003 ..........................   $ 255,314,691    $ 603,943,490    $  14,665,452   $ 209,396,997    $  17,347,020
                                                =============    =============    =============   =============    =============
Net asset value per common share(4) .........   $       15.28    $       13.87    $       14.56   $       13.97    $       15.39
                                                =============    =============    =============   =============    =============
(1) Investments at cost .....................   $ 372,787,075    $ 952,718,156    $  20,646,580   $ 347,053,402    $  23,009,071
(2) Preferred shares outstanding ............           5,862           15,005              300           5,278              340
(3) Par value per share .....................            0.01            0.001             0.01           0.001             0.01
(4) Common shares outstanding ...............      16,707,093       43,552,679        1,007,093      14,985,501        1,127,093


                       See Notes to Financial Statements.


                                                   FLORIDA         NEW JERSEY      NEW JERSEY        NEW YORK          NEW YORK
                                                  MUNICIPAL    INVESTMENT QUALITY   MUNICIPAL   INVESTMENT QUALITY     MUNICIPAL
                                                INCOME TRUST     MUNICIPAL TRUST  INCOME TRUST    MUNICIPAL TRUST    INCOME TRUST
                                                    (BBF)             (RNJ)           (BNJ)            (RNY)             (BNY)
                                                 ----------      --------------    ----------     --------------    --------------
Investments at value(1) .....................   $ 152,881,929    $  21,706,281    $ 169,466,634    $  29,304,007    $ 290,364,514
Cash ........................................         521,575          522,365          219,815          113,967          530,039
Receivable from investments sold ............              --               --          180,000               --           35,168
Interest receivable .........................       2,352,463          385,824        2,773,446          566,703        4,807,837
Other assets ................................          16,354           11,197           15,927           11,326           27,986
                                                -------------    -------------    -------------    -------------    -------------
                                                  155,772,321       22,625,667      172,655,822       29,996,003      295,765,544
                                                -------------    -------------    -------------    -------------    -------------
LIABILITIES
Payable for investments purchased ...........              --               --               --               --               --
Dividends payable-- common shares ...........         500,968           67,624          556,910           95,581          943,357
Investment advisory fee payable .............          45,962            6,682           50,887            8,841           87,155
Administration fee payable ..................              --            3,013               --            3,901               --
Deferred Director or Trustees fees ..........           7,068           10,211            8,448           10,039           15,257
Other accrued expenses ......................          76,544           30,455           66,918           23,439           85,805
                                                -------------    -------------    -------------    -------------    -------------
                                                      630,542          117,985          683,163          141,801        1,131,574
                                                -------------    -------------    -------------    -------------    -------------
PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share,
  including dividends payable(2,3) ..........      57,552,694        7,500,494       63,800,700        9,800,941      109,759,538
                                                -------------    -------------    -------------    -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS .......................   $  97,589,085    $  15,007,188    $ 108,171,959    $  20,053,261    $ 184,874,432
                                                =============    =============    =============    =============    =============
Composition of Net Assets Applicable to
  Common Shareholders:
  Par value .................................   $       6,646    $      10,071    $       7,415    $      13,071    $      12,521
  Paid-in capital in excess of par ..........      94,259,825       13,079,455      105,166,744       17,651,717      177,620,593
  Undistributed net investment income .......       1,467,876          550,518        1,917,815          569,685        2,832,034
  Accumulated net realized gain (loss) ......        (210,077)        (238,949)        (693,620)         (68,365)      (2,576,541)
  Net unrealized appreciation (depreciation)        2,064,815        1,606,093        1,773,605        1,887,153        6,985,825
                                                -------------    -------------    -------------    -------------    -------------
Net assets applicable to common shareholders,
  October 31, 2003 ..........................   $  97,589,085    $  15,007,188    $ 108,171,959    $  20,053,261    $ 184,874,432
                                                =============    =============    =============    =============    =============
Net asset value per common share(4) .........   $       14.68    $       14.90    $       14.59    $       15.34    $       14.76
                                                =============    =============    =============    =============    =============
(1) Investments at cost .....................   $ 150,817,114    $  20,100,188    $ 167,693,029    $  27,416,854    $ 283,378,689
(2) Preferred shares outstanding ............           2,302              300            2,552              392            4,390
(3) Par value per share .....................           0.001             0.01            0.001             0.01            0.001
(4) Common shares outstanding ...............       6,646,343        1,007,093        7,414,793        1,307,093       12,521,494


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------


                                                                                       CALIFORNIA                        FLORIDA
                                                        INVESTMENT                     INVESTMENT      CALIFORNIA       INVESTMENT
                                                         QUALITY        MUNICIPAL        QUALITY        MUNICIPAL        QUALITY
                                                         MUNICIPAL       INCOME         MUNICIPAL        INCOME         MUNICIPAL
                                                           TRUST          TRUST          TRUST            TRUST           TRUST
Income                                                     (BKN)          (BFK)           (RAA)           (BFZ)           (RFA)
                                                       ------------    ------------    ------------    ------------    -------------
  Interest Income .................................... $ 22,230,709    $ 58,258,227    $  1,264,685    $ 18,799,325    $  1,402,048
                                                       ------------    ------------    ------------    ------------    ------------
EXPENSES
  Investment advisory ................................    1,405,041       5,815,909          77,881       2,059,350          91,213
  Administration .....................................      602,160            --            22,252            --            26,061
  Transfer agent .....................................       25,223          19,507          11,345          16,128          12,399
  Custodian ..........................................      108,972         155,223           9,735          86,954          11,423
  Reports to shareholders ............................       56,370         112,219          13,618          41,312          13,228
  Trustees/Directors .................................       41,165          79,613          12,000          30,878          12,000
  Registration .......................................       31,500          33,865           1,861          31,500           1,861
  Independent accountants ............................       49,652          53,033          11,000          43,395          11,000
  Legal ..............................................       36,831          60,393           6,000          20,673           6,000
  Insurance ..........................................       17,774          58,863             989          21,606           1,182
  Auction Agent ......................................      379,982         967,393          18,772         343,702          21,269
  Miscellaneous ......................................       59,515          79,763          21,578          42,777          19,137
                                                       ------------    ------------    ------------    ------------    ------------
    Total expenses ...................................    2,814,185       7,435,781         207,031       2,738,275         226,773
    Less fees waived by Advisor ......................         --        (2,423,294)             --        (858,062)             --
    Less fees paid indirectly ........................       (9,358)         (6,294)             --          (9,346)             --
                                                       ------------    ------------    ------------    ------------    ------------
    Net expenses .....................................    2,804,827       5,006,193         207,031       1,870,867         226,773
                                                       ------------    ------------    ------------    ------------    ------------
Net investment income ................................   19,425,882      53,252,034       1,057,654      16,928,458       1,175,275
                                                       ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments ......................................   (3,201,148)    (22,191,977)         51,040        (466,503)        248,044
    Futures ..........................................       88,395         435,808              --         342,096              --
                                                       ------------    ------------    ------------    ------------    ------------
                                                         (3,112,753)    (21,756,169)         51,040        (124,407)        248,044
  Net change in unrealized appreciation (depreciation)    1,574,886      37,007,594        (455,653)     (5,006,045)       (687,041)
                                                       ------------    ------------    ------------    ------------    ------------
Net realized and unrealized gain (loss) ..............   (1,537,867)     15,251,425        (404,613)     (5,130,452)       (438,997)
                                                       ------------    ------------    ------------    ------------    ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS
  FROM NET INVESTMENT INCOME .........................   (1,501,763)     (3,836,525)        (64,203)     (1,214,717)        (88,761)
                                                       ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS .......................... $ 16,386,252    $ 64,666,934    $    588,838    $ 10,583,289    $    647,517
                                                       ============    ============    ============    ============    ============


                       See Notes to Financial Statements.


                                                           FLORIDA       NEW JERSEY      NEW JERSEY      NEW YORK         NEW YORK
                                                          MUNICIPAL  INVESTMENT QUALITY   MUNICIPAL  INVESTMENT QUALITY   MUNICIPAL
                                                        INCOME TRUST   MUNICIPAL TRUST  INCOME TRUST  MUNICIPAL TRUST   INCOME TRUST
                                                            (BBF)           (RNJ)           (BNJ)          (RNY)            (BNY)
Income                                                 ------------- ------------------ ------------ ------------------ ------------
  Interest Income .................................... $  8,279,511    $  1,214,702    $  9,473,253    $  1,596,815    $ 15,816,161
                                                       ------------    ------------    ------------    ------------    ------------
EXPENSES
  Investment advisory ................................      933,788          78,664       1,030,200         104,852       1,760,388
  Administration .....................................         --            22,475            --            29,958            --
  Transfer agent .....................................       16,258          12,423          16,141          12,423          16,142
  Custodian ..........................................       64,796           9,489          70,299          10,331          78,055
  Reports to shareholders ............................       26,833          13,207          28,663          13,267          42,382
  Trustees/Directors .................................       14,495          12,000          15,722          12,000          26,744
  Registration .......................................       24,170           1,861          24,170           1,861          31,500
  Independent accountants ............................       41,876          11,000          42,101          11,000          44,407
  Legal ..............................................       13,461           6,000          13,878           6,000          19,950
  Insurance ..........................................       11,555           1,003          10,985           1,355          18,797
  Auction Agent ......................................      151,041          18,772         166,633          24,490         288,191
  Miscellaneous ......................................       26,268          21,564          26,325          22,574          38,006
                                                       ------------    ------------    ------------    ------------    ------------
    Total expenses ...................................    1,324,541         208,458       1,445,117         250,111       2,364,562
    Less fees waived by Advisor ......................     (389,078)           --          (429,250)           --          (733,495)
    Less fees paid indirectly ........................      (11,216)           --            (8,280)           --            (7,633)
                                                       ------------    ------------    ------------    ------------    ------------
    Net expenses .....................................      924,247         208,458       1,007,587         250,111       1,623,434
                                                       ------------    ------------    ------------    ------------    ------------
Net investment income ................................    7,355,264       1,006,244       8,465,666       1,346,704      14,192,727
                                                       ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments ......................................      630,302           6,919         (29,376)        357,056        (486,109)
    Futures ..........................................           --              --              --              --              --
                                                       ------------    ------------    ------------    ------------    ------------
                                                            630,302           6,919         (29,376)        357,056        (486,109)
  Net change in unrealized appreciation (depreciation)     (777,309)        109,486         895,164        (636,582)      2,196,536
                                                       ------------    ------------    ------------    ------------    ------------
Net realized and unrealized gain (loss) ..............     (147,007)        116,405         865,788        (279,526)      1,710,427
                                                       ------------    ------------    ------------    ------------    ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS
  FROM NET INVESTMENT INCOME .........................     (521,291)        (61,319)       (616,370)        (88,859)     (1,130,137)
                                                       ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS .......................... $  6,686,966    $  1,061,330    $  8,715,084    $    978,319    $ 14,773,017
                                                       ============    ============    ============    ============    ============


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002
--------------------------------------------------------------------------------


                                                           INVESTMENT                         MUNICIPAL
                                                     QUALITY MUNICIPAL TRUST                 INCOME TRUST
                                                              (BKN)                              (BFK)
                                                 -------------------------------    -------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002              2003              2002
  APPLICABLE TO COMMON SHAREHOLDERS              ---------------   -------------    --------------   --------------
OPERATIONS:
  Net investment income .......................   $  19,425,882    $  19,938,757    $  53,252,034    $  52,287,209
  Net realized gain (loss) ....................      (3,112,753)        (369,453)     (21,756,169)     (15,056,085)
  Net change in unrealized appreciation
    (depreciation) ............................       1,574,886       (4,013,001)      37,007,594      (33,446,564)
  Dividends to preferred shareholders from
    net investment income .....................      (1,501,763)      (2,091,204)      (3,836,525)      (5,491,070)
                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
  from operations .............................      16,386,252       13,465,099       64,666,934       (1,706,510)
                                                  -------------    -------------    -------------    -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME .....................     (14,781,077)     (13,532,094)     (41,326,371)     (40,274,799)
                                                  -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Underwriting discounts and offering costs
    relating to the issuance of preferred
    shares ....................................            --               --               --             12,275
  Reinvestment of common dividends ............            --               --            922,048        2,401,296
                                                  -------------    -------------    -------------    -------------
Net proceeds from capital share transactions ..            --               --            922,048        2,413,571
                                                  -------------    -------------    -------------    -------------
Total increase (decrease) .....................       1,605,175          (66,995)      24,262,611      (39,567,738)
                                                  -------------    -------------    -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS
Beginning of year .............................     253,709,516      253,776,511      579,680,879      619,248,617
                                                  -------------    -------------    -------------    -------------
End of year ...................................   $ 255,314,691    $ 253,709,516    $ 603,943,490    $ 579,680,879
                                                  =============    =============    =============    =============
End of year undistributed net
  investment income ...........................   $  10,109,122    $   7,208,291    $  14,382,973    $   6,300,650


                       See Notes to Financial Statements.


                                                      CALIFORNIA INVESTMENT                    CALIFORNIA
                                                     QUALITY MUNICIPAL TRUST             MUNICIPAL INCOME TRUST
                                                              (RAA)                              (BFZ)
                                                 -------------------------------    -------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002              2003              2002
  APPLICABLE TO COMMON SHAREHOLDERS              ---------------   -------------    --------------   --------------
OPERATIONS:
  Net investment income .......................   $   1,057,654    $   1,044,347    $  16,928,458    $  16,706,357
  Net realized gain (loss) ....................          51,040          247,705         (124,407)      (2,398,647)
  Net change in unrealized appreciation
    (depreciation) ............................        (455,653)        (897,244)      (5,006,045)      (4,365,363)
  Dividends to preferred shareholders from
    net investment income .....................         (64,203)         (90,269)      (1,214,717)      (1,808,646)
                                                  -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
  from operations .............................         588,838          304,539       10,583,289        8,133,701
                                                  -------------    -------------    -------------    -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME .....................        (834,841)        (803,884)     (13,401,474)     (13,106,112)
                                                  -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Underwriting discounts and offering costs
    relating to the issuance of preferred
    shares ....................................              --               --               --          (21,042)
  Reinvestment of common dividends ............              --               --               --          380,015
                                                  -------------    -------------    -------------    -------------
Net proceeds from capital share transactions ..              --               --               --          358,973
                                                  -------------    -------------    -------------    -------------
Total increase (decrease) .....................        (246,003)        (499,345)      (2,818,185)      (4,613,438)
                                                  -------------    -------------    -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS
Beginning of year .............................      14,911,455       15,410,800      212,215,182      216,828,620
                                                  -------------    -------------    -------------    -------------
End of year ...................................   $  14,665,452    $  14,911,455    $ 209,396,997    $ 212,215,182
                                                  =============    =============    =============    =============
End of year undistributed net
  investment income ...........................   $     393,562    $     236,052    $   3,935,119    $   1,592,801


                                                       FLORIDA INVESTMENT
                                                    QUALITY MUNICIPAL TRUST
                                                               (RFA)
INCREASE (DECREASE) IN NET ASSETS                      2003            2002
  APPLICABLE TO COMMON SHAREHOLDERS              ---------------   -------------
OPERATIONS:
  Net investment income .......................   $   1,175,275    $   1,178,050
  Net realized gain (loss) ....................         248,044          109,254
  Net change in unrealized appreciation
    (depreciation) ............................        (687,041)         (92,970)
  Dividends to preferred shareholders from
    net investment income .....................         (88,761)        (119,861)
                                                  -------------    -------------
Net increase (decrease) in net assets resulting
  from operations .............................         647,517        1,074,473
                                                  -------------    -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME .....................        (939,337)        (907,851)
                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Underwriting discounts and offering costs
    relating to the issuance of preferred
    shares ....................................              --               --
  Reinvestment of common dividends ............              --               --
                                                  -------------    -------------
Net proceeds from capital share transactions ..              --               --
                                                  -------------    -------------
Total increase (decrease) .....................        (291,820)         166,622
                                                  -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS
Beginning of year .............................      17,638,840       17,472,218
                                                  -------------    -------------
End of year ...................................   $  17,347,020    $  17,638,840
                                                  =============    =============
End of year undistributed net
  investment income ...........................   $     421,748    $     307,064


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002
--------------------------------------------------------------------------------


                                                                   FLORIDA                    NEW JERSEY INVESTMENT
                                                            MUNICIPAL INCOME TRUST           QUALITY MUNICIPAL TRUST
                                                                    (BBF)                             (RNJ)
                                                       --------------------------------  --------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2003             2002             2003             2002
  APPLICABLE TO COMMON SHAREHOLDERS                    --------------   ---------------  --------------   ---------------
OPERATIONS:
  Net investment income ............................   $   7,355,264    $   7,102,195    $   1,006,244    $   1,025,469
  Net realized gain (loss) .........................         630,302         (711,143)           6,919           24,648
  Net change in unrealized appreciation
    (depreciation) .................................        (777,309)       1,525,829          109,486         (414,958)
  Dividends to preferred shareholders from
    net investment income ..........................        (521,291)        (764,896)         (61,319)         (90,295)
                                                       -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations ..................................       6,686,966        7,151,985        1,061,330          544,864
                                                       -------------    -------------    -------------    -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ..........................      (5,914,155)      (5,799,995)        (801,290)        (755,976)
                                                       -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Underwriting discounts and offering costs relating
    to the issuance of preferred shares ............              --          (53,160)              --               --
  Reinvestment of common dividends .................              --          394,894               --               --
                                                       -------------    -------------    -------------    -------------
Net proceeds from capital share transactions .......              --          341,734               --               --
                                                       -------------    -------------    -------------    -------------
Total increase (decrease) ..........................         772,811        1,693,724          260,040         (211,112)
                                                       -------------    -------------    -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of year ..................................      96,816,274       95,122,550       14,747,148       14,958,260
                                                       -------------    -------------    -------------    -------------
End of year ........................................   $  97,589,085    $  96,816,274    $  15,007,188    $  14,747,148
                                                       =============    =============    =============    =============
End of year undistributed net investment income ....   $   1,467,876    $     548,066    $     550,518    $     407,105


                       See Notes to Financial Statements.


                                                                 NEW JERSEY                    NEW YORK INVESTMENT
                                                          MUNICIPAL INCOME TRUST             QUALITY MUNICIPAL TRUST
                                                                   (BNJ)                              (RNY)
                                                       --------------------------------  --------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2003             2002             2003             2002
  APPLICABLE TO COMMON SHAREHOLDERS                    --------------   ---------------  --------------   ---------------
OPERATIONS:
  Net investment income ............................   $   8,465,666    $   8,144,795    $   1,346,704    $   1,388,492
  Net realized gain (loss) .........................         (29,376)        (615,525)         357,056           17,396
  Net change in unrealized appreciation
    (depreciation) .................................         895,164          120,445         (636,582)          56,010
  Dividends to preferred shareholders from
    net investment income ..........................        (616,370)        (914,433)         (88,859)        (118,520)
                                                       -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations ..................................       8,715,084        6,735,282          978,319        1,343,378
                                                       -------------    -------------    -------------    -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ..........................      (6,528,221)      (6,435,974)      (1,146,823)      (1,094,531)
                                                       -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Underwriting discounts and offering costs relating
    to the issuance of preferred shares ............              --          (54,117)              --               --
  Reinvestment of common dividends .................              --          651,099               --               --
                                                       -------------    -------------    -------------    -------------
Net proceeds from capital share transactions .......              --          596,982               --               --
                                                       -------------    -------------    -------------    -------------
Total increase (decrease) ..........................       2,186,863          896,290         (168,504)         248,847
                                                       -------------    -------------    -------------    -------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of year ..................................     105,985,096      105,088,806       20,221,765       19,972,918
                                                       -------------    -------------    -------------    -------------
End of year ........................................   $ 108,171,959    $ 105,985,096    $  20,053,261    $  20,221,765
                                                       =============    =============    =============    =============
End of year undistributed net investment income ....   $   1,917,815    $     597,996    $     569,685    $     492,564



                                                                    NEW YORK
                                                            MUNICIPAL INCOME TRUST
                                                                     (BNY)
                                                       --------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2003             2002
  APPLICABLE TO COMMON SHAREHOLDERS                    --------------   ---------------
  Net investment income ............................   $  14,192,727    $  13,690,678
  Net realized gain (loss) .........................        (486,109)      (2,021,656)
  Net change in unrealized appreciation
    (depreciation) .................................       2,196,536        5,742,628
  Dividends to preferred shareholders from
    net investment income ..........................      (1,130,137)      (1,615,269)
                                                       -------------    -------------
Net increase in net assets resulting
  from operations ..................................      14,773,017       15,796,381
                                                       -------------    -------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM
    NET INVESTMENT INCOME ..........................     (11,098,501)     (10,955,545)
                                                       -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Underwriting discounts and offering costs relating
    to the issuance of preferred shares ............              --          (27,438)
  Reinvestment of common dividends .................              --        1,276,152
                                                       -------------    -------------
Net proceeds from capital share transactions .......              --        1,248,714
                                                       -------------    -------------
Total increase (decrease) ..........................       3,674,516        6,089,550
                                                       -------------    -------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of year ..................................     181,199,916      175,110,366
                                                       -------------    -------------
End of year ........................................   $ 184,874,432    $ 181,199,916
                                                       =============    =============
End of year undistributed net investment income ....   $   2,832,034    $     883,082


FINANCIAL HIGHLIGHTS

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST (BKN)


                                                                                     YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------------------------
                                                              2003           2002          2001(1)        2000(1)        1999(1)
                                                              ----           ----          -----          ----           ----
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .......................  $  15.19       $  15.19       $  14.30      $  13.95       $  15.78
                                                            --------       --------       --------      --------       --------
Investment operations:
   Net investment income ..................................     1.16           1.20           1.20          1.13           1.09
   Net realized and unrealized gain (loss) ................    (0.09)         (0.26)          0.75          0.43          (1.63)
   Dividends and distributions to preferred shareholders:
     Net investment income ................................    (0.09)         (0.13)         (0.29)        (0.35)         (0.24)
     Net realized gain ....................................      --             --             --            --           (0.04)
                                                            --------       --------       --------      --------       --------
Net increase (decrease) from investment operations ........     0.98           0.81           1.66          1.21          (0.82)
                                                            --------       --------       --------      --------       --------
Dividends and distributions to common shareholders:
   Net investment income ..................................    (0.89)         (0.81)         (0.78)        (0.83)         (0.86)
   Net realized gain ......................................       --             --             --            --          (0.15)
                                                            --------       --------       --------      --------       --------
Total dividends and distributions .........................    (0.89)         (0.81)         (0.78)        (0.83)         (1.01)
                                                            --------       --------       --------      --------       --------
Capital charges with respect to issuance of:
   Preferred shares .......................................       --             --           0.01         (0.03)            --
                                                            --------       --------       --------      --------       --------
Net asset value, end of year .............................. $  15.28       $  15.19       $  15.19      $  14.30       $  13.95
                                                            ========       ========       ========      ========       ========
Market value, end of year ................................. $  14.26       $  13.48       $  13.73      $  12.13       $  13.13
                                                            ========       ========       ========      ========       ========
TOTAL INVESTMENT RETURN(2) ................................    12.67%          4.14%         20.03%        (1.27)%        (9.03)%
                                                            ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
  OF COMMON SHAREHOLDERS:(3)
Expenses after fees waived and paid indirectly ............     1.10%          1.09%          1.14%         1.20%          1.05%
Expenses before fees waived and paid indirectly ...........     1.10%          1.09%          1.14%         1.20%          1.05%
Net investment income after fees waived and
   paid indirectly and before preferred share dividends ...     7.62%          7.93%          8.10%         8.18%          7.21%
Preferred share dividends .................................     0.59%          0.83%          1.94%         2.53%          1.60%
Net investment income available to common shareholders ....     7.03%          7.10%          6.16%         5.65%          5.61%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ........... $254,890       $251,428       $247,832      $230,746       $252,536
Portfolio turnover ........................................       36%            19%             4%           35%            26%
Net assets of common shareholders, end of year (000) ...... $255,315       $253,710       $253,777      $238,849       $233,085
Preferred shares outstanding (000) ........................ $146,550       $146,550       $146,550      $146,550       $130,000
Asset coverage per preferred share, end of year ........... $ 68,561       $ 68,292       $ 68,308      $ 65,745       $ 69,824


_____________
(1) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK MUNICIPAL INCOME TRUST (BFK)



                                                                                                              FOR THE PERIOD
                                                                              YEAR ENDED OCTOBER 31,          JULY 27, 2001(1)
                                                                           ----------------------------          THROUGH
                                                                            2003                 2002       OCTOBER 31, 2001(2,3)
                                                                            -----                -----      ----------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........................           $  13.33            $  14.30           $  14.33(4)
                                                                           --------            --------           --------
Investment operations:
   Net investment income .......................................               1.23                1.20               0.17
   Net realized and unrealized gain (loss) .....................               0.35               (1.11)              0.12
   Dividends and distributions to preferred shareholders:
     Net investment income .....................................              (0.09)              (0.13)             (0.01)
                                                                           --------            --------           --------
Net increase (decrease) from investment operations .............               1.49               (0.04)              0.28
                                                                           --------            --------           --------
Dividends and distributions to common shareholders:
   Net investment income .......................................              (0.95)              (0.93)             (0.16)
   In excess of net investment income ..........................              --                  --                 (0.01)
                                                                           --------            --------           --------
Total dividends and distributions ..............................              (0.95)              (0.93)             (0.17)
                                                                           --------            --------           --------
Capital charges with respect to issuance of:
   Common shares ...............................................                 --                  --              (0.03)
   Preferred shares ............................................                 --                  --              (0.11)
                                                                           --------            --------           --------
Total capital changes ..........................................                 --                  --              (0.14)
                                                                           --------            --------           --------
Net asset value, end of period .................................           $  13.87            $  13.33           $  14.30
                                                                           ========            ========           ========
Market value, end of period ....................................           $  13.70            $  13.46           $  14.75
                                                                           ========            ========           ========
TOTAL INVESTMENT RETURN(5) .....................................               9.21%              (2.40)%            (1.13)%
                                                                           ========            ========           ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(6)
Expenses after fees waived and paid indirectly .................               0.84%               0.81%              0.61%(7)
Expenses before fees waived and paid indirectly ................               1.25%               1.23%              0.91%(7)
Net investment income after fees waived and paid indirectly
   and before preferred share dividends ........................               8.96%               8.74%              4.59%(7)
Preferred share dividends ......................................               0.65%               0.92%              0.38%(7)
Net investment income available to common shareholders .........               8.31%               7.82%              4.21%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ................           $594,192            $598,425           $572,610
Portfolio turnover .............................................                 56%                 70%                27%
Net assets of common shareholders, end of period (000) .........           $603,943            $579,681           $619,249
Preferred shares outstanding (000) .............................           $375,125            $375,125           $375,125
Asset coverage per preferred share, end of period ..............           $ 65,251            $ 63,636           $ 66,275


_______________
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2)  Calculated using the average shares outstanding method.
(3) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)  Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK CALIFORNIA INVESTMENT QUALITY MUNICIPAL TRUST (RAA)


                                                                                       YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------------------------
                                                                 2003           2002          2001(1)       2000(1)        1999(1)
                                                                 ----           ----          ----          ----           ----
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .......................     $  14.81       $  15.30       $  14.62      $  14.34       $  15.49
                                                               --------       --------       --------      --------       --------
Investment operations:
   Net investment income .................................         1.05           1.04           1.05          1.06           1.05
   Net realized and unrealized gain (loss) ...............        (0.41)         (0.64)          0.63          0.29          (1.10)
   Dividends to preferred shareholders
     from net investment income ..........................        (0.06)         (0.09)         (0.21)        (0.25)         (0.22)
                                                               --------       --------       --------      --------       --------

Net increase (decrease) from investment operations .......         0.58           0.31           1.47          1.10          (0.27)
                                                               --------       --------       --------      --------       --------
Dividends to common shareholders from net
   investment income .....................................        (0.83)         (0.80)         (0.79)        (0.82)         (0.88)
                                                               --------       --------       --------      --------       --------
Net asset value, end of year .............................     $  14.56       $  14.81       $  15.30      $  14.62       $  14.34
                                                               ========       ========       ========      ========       ========
Market price, end of year ................................     $  14.03       $  13.38       $  15.55      $  14.00       $  15.50
                                                               ========       ========       ========      ========       ========

TOTAL INVESTMENT RETURN(2) ...............................        11.38%         (9.26)%        17.03%        (4.33)%         1.52%
                                                               ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(3)
Expenses .................................................         1.40%          1.29%          1.38%         1.41%          1.34%
Net investment income before preferred share dividends ...         7.17%          6.86%          7.04%         7.36%          6.95%
Preferred share dividends ................................         0.44%          0.59%          1.39%         1.75%          1.47%
Net investment income available to common shareholders ...         6.73%          6.27%          5.65%         5.61%          5.48%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ..........     $ 14,752       $ 15,221        $15,072       $14,450        $15,170
Portfolio turnover .......................................            6%            30%             1%            0%             4%
NET ASSETS OF COMMON SHAREHOLDERS, END OF YEAR (000) .....     $ 14,665        $14,911        $15,411       $14,725        $14,439
Preferred shares outstanding (000) .......................     $  7,500       $  7,500        $ 7,500       $ 7,500        $ 7,500
Asset coverage per preferred share, end of year ..........     $ 73,886       $ 74,706       $ 76,377       $74,097       $ 73,138


_________________
(1) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST (BFZ)


                                                                                                                 FOR THE PERIOD
                                                                               YEAR ENDED OCTOBER 31,            JULY 27, 2001(1)
                                                                           -----------------------------             THROUGH
                                                                             2003               2002           OCTOBER 31, 2001(2,3)
                                                                             -----              -----         -----------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............................        $  14.16            $  14.50             $  14.33(4)
                                                                           --------            --------             --------
Investment operations:
   Net investment income ..........................................            1.12                1.11                 0.16
   Net realized and unrealized gain (loss) ........................           (0.34)              (0.46)                0.32
   Dividends and distributions to preferred shareholders:
     Net investment income ........................................           (0.08)              (0.12)               (0.01)
                                                                           --------            --------             --------
Net increase (decrease) from investment operations ................            0.70                0.53                 0.47
                                                                           --------            --------             --------
Dividends and distributions to common shareholders:
   Net investment income ..........................................           (0.89)              (0.87)               (0.15)
   In excess of net investment income .............................              --                  --                (0.01)
                                                                           --------            --------             --------
Total dividends and distributions .................................           (0.89)              (0.87)               (0.16)
                                                                           --------            --------             --------
Capital charge with respect to issuance of:
   Common shares ..................................................              --                  --                (0.03)
   Preferred shares ...............................................              --                  --                (0.11)
                                                                           --------            --------             --------
Total capital charges .............................................              --                  --                (0.14)
                                                                           ========            ========             ========
Net asset value, end of period ....................................        $  13.97            $  14.16             $  14.50
                                                                           ========            ========             ========
Market value, end of period .......................................        $  13.21            $  13.09             $  14.75
                                                                           ========            ========             ========
TOTAL INVESTMENT RETURN(5) ........................................            7.92%              (5.49)%              (1.17)%
                                                                           ========            ========             ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(6)
Expenses after fees waived and paid indirectly ....................            0.89%               0.88%                0.72%(7)
Expenses before fees waived and paid indirectly ...................            1.30%               1.31%                1.02%(7)
Net investment income after fees waived and paid indirectly
   and before preferred share dividends ...........................            8.01%               7.96%                4.06%(7)
Preferred share dividends .........................................            0.57%               0.86%                0.38%(7)
Net investment income available to common shareholders ............            7.44%               7.10%                3.68%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ...................        $211,275            $209,965             $199,356
Portfolio turnover ................................................              34%                 44%                  16%
Net assets of common shareholders, end of period (000) ............        $209,397            $212,215             $216,829
Preferred shares outstanding (000) ................................        $131,950            $131,950             $131,950
Asset coverage per preferred share, end of period .................        $ 64,675            $ 65,211             $ 66,086

________________
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2)  Calculated using the average shares outstanding method.
(3) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
(7)  Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK FLORIDA INVESTMENT QUALITY MUNICIPAL TRUST (RFA)


                                                                                       YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------------------------
                                                                 2003           2002          2001(1)       2000(1)        1999(1)
                                                                 ----           ----          ----          ----           ----
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year .......................     $  15.65       $  15.50       $  14.65      $  14.29       $  15.69
                                                               --------       --------       --------      --------       --------
Investment operations:
   Net investment income .................................         1.04           1.05           1.03          1.07           1.05
   Net realized and unrealized gain (loss) ...............        (0.39)          0.02           0.86          0.40          (1.41)
   Dividends to preferred shareholders
     from net investment income ..........................        (0.08)         (0.11)         (0.24)        (0.31)         (0.24)
                                                               --------       --------       --------      --------       --------
Net increase (decrease) from investment operations .......         0.57           0.96           1.65          1.16          (0.60)
                                                               --------       --------       --------      --------       --------
Dividends to common shareholders from net
    investment income ....................................        (0.83)         (0.81)         (0.80)        (0.80)         (0.80)
                                                               --------       --------       --------      --------       --------
Net asset value, end of year .............................     $  15.39       $  15.65       $  15.50      $  14.65       $  14.29
                                                               ========       ========       ========      ========       ========
Market price, end of year ................................     $  14.47       $  14.50       $  14.36      $  13.13       $  12.81
                                                               ========       ========       ========      ========       ========
TOTAL INVESTMENT RETURN(2) ...............................         5.52%          6.52%         15.65%         9.00%        (10.60)%
                                                               ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses .................................................         1.29%          1.20%          1.38%         1.22%          1.27%
Net investment income before preferred share dividends ...         6.69%          6.76%          6.83%         7.48%          7.11%
Preferred share dividends ................................         0.51%          0.69%          1.58%         2.18%          1.64%
Net investment income available to common shareholders ...         6.18%          6.07%          5.25%         5.30%          5.47%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ..........     $ 17,561       $ 17,427       $ 17,046      $ 16,167       $ 16,736
Portfolio turnover .......................................           17%             8%             0%            0%             0%
Net assets of common shareholders, end of year (000) .....     $ 17,347       $ 17,639       $ 17,472      $ 16,509       $ 16,110
Preferred shares outstanding (000) .......................     $  8,500       $  8,500       $  8,500      $  8,500       $  8,500
Asset coverage per preferred share, end of year ..........     $ 76,021       $ 76,886       $ 76,397      $ 73,570       $ 72,390


_________________
(1) Amounts have been reclassified to conform to the presentation under the provisions of EITFD-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK FLORIDA MUNICIPAL INCOME TRUST (BBF)



                                                                                                              FOR THE PERIOD
                                                                               YEAR ENDED OCTOBER 31,         JULY 27, 2001(1)
                                                                          -------------------------------         THROUGH
                                                                              2003                2002       OCTOBER 31, 2001(2,3)
                                                                              -----               -----      -----------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...............................         $ 14.57             $ 14.37           $ 14.33(4)
                                                                             -------             -------           -------
Investment operations:
   Net investment income ...........................................            1.11                1.07              0.17
   Net realized and unrealized gain (loss) .........................           (0.03)               0.13              0.18
   Dividends and distributions to preferred shareholders:
     Net investment income .........................................           (0.08)              (0.12)            (0.01)
                                                                             -------             -------           -------
Net increase (decrease) from investment operations .................            1.00                1.08              0.34
                                                                             -------             -------           -------
Dividends and distributions to common shareholders:
   Net investment income ...........................................           (0.89)              (0.87)            (0.16)
   In excess of net investment income ..............................              --                  --                --
                                                                             -------             -------           -------
Total dividends and distributions ..................................           (0.89)              (0.87)            (0.16)
                                                                             -------             -------           -------
Capital charge with respect to issuance of:
   Common shares ...................................................              --                  --             (0.03)
   Preferred shares ................................................              --               (0.01)            (0.11)
                                                                             -------             -------           -------
Total capital charges ..............................................              --               (0.01)            (0.14)
                                                                             -------             -------           -------
Net asset value, end of period .....................................         $ 14.68             $ 14.57           $ 14.37
                                                                             =======             =======           =======
Market value, end of period ........................................         $ 13.36             $ 13.65           $ 14.50
                                                                             =======             =======           =======
TOTAL INVESTMENT RETURN(5) .........................................            4.30%               0.16%            (2.84)%
                                                                             =======             =======           =======
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(6)
Expenses after fees waived and paid indirectly .....................            0.94%               0.96%             0.87%(7)
Expenses before fees waived and paid indirectly ....................            1.35%               1.38%             1.17%(7)
Net investment income after fees waived and paid indirectly
   and before preferred share dividends ............................            7.50%               7.59%             4.43%(7)
Preferred share dividends ..........................................            0.53%               0.82%             0.37%(7)
Net investment income available to common shareholders .............            6.97%               6.77%             4.06%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ....................         $98,081             $93,558           $87,918
Portfolio turnover .................................................              19%                 35%               28%
Net assets of common shareholders, end of period (000) .............         $97,589             $96,816           $95,123
Preferred shares outstanding (000) .................................         $57,550             $57,550           $57,550
Asset coverage per preferred share, end of period ..................         $67,394             $67,060           $66,323


_________________
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2)  Calculated using the average shares outstanding method.
(3) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)  Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST (RNJ)


                                                                                       YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2003           2002          2001(1)        2000(1)        1999(1)
                                                                ----           ----          -----          ----           ----
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year .......................     $ 14.64        $ 14.85        $ 13.96       $ 13.52        $ 14.95
                                                              --------       --------       --------      --------       --------
INVESTMENT OPERATIONS:
   Net investment income .................................        1.00           1.02           0.96          1.01           1.00
   Net realized and unrealized gain (loss) ...............        0.12          (0.39)          0.87          0.43          (1.47)
   Dividends to preferred shareholders
     from net investment income ..........................       (0.06)         (0.09)         (0.21)        (0.27)         (0.23)
                                                              --------       --------       --------      --------       --------
Net increase (decrease) from investment operations .......        1.06           0.54           1.62          1.17          (0.70)
                                                              --------       --------       --------      --------       --------
Dividends to common shareholders from net
   investment income .....................................       (0.80)         (0.75)         (0.73)        (0.73)         (0.73)
                                                              --------       --------       --------      --------       --------
Net asset value, end of year .............................     $ 14.90        $ 14.64        $ 14.85       $ 13.96        $ 13.52
                                                              ========       ========       ========      ========       ========
Market price, end of year ................................     $ 14.80        $ 13.30        $ 13.75       $ 12.13        $ 12.25
                                                              ========       ========       ========      ========       ========
TOTAL INVESTMENT RETURN(2) ...............................       17.59%          2.07%         19.63%         5.08%         (8.77)%
                                                              ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(3)
Expenses .................................................        1.39%          1.31%          1.54%         1.32%          1.29%
Net investment income before preferred share dividends ...        6.72%          6.93%          6.64%         7.44%          6.94%
Preferred share dividends ................................        0.41%          0.61%          1.47%         1.98%          1.59%
Net investment income available to
   common shareholders ...................................        6.31%          6.32%          5.17%         5.46%          5.35%
SUPPLEMENTAL DATA:
Average net assets of common
   shareholders (000) ....................................     $14,975        $14,791        $14,570       $13,696        $14,550
Portfolio turnover .......................................           4%            14%             9%           23%            17%
Net assets of common shareholders, end of year (000) .....     $15,007        $14,747        $14,958       $14,059        $13,620
Preferred shares outstanding (000) .......................     $ 7,500        $ 7,500        $ 7,500       $ 7,500        $ 7,500
Asset coverage per preferred share, end of year ..........     $75,026        $74,159        $74,862       $71,879        $70,409


__________________
(1) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST (BNJ)

                                                                                                                 FOR THE PERIOD
                                                                                YEAR ENDED OCTOBER 31,           JULY 27, 2001(1)
                                                                           -------------------------------          THROUGH
                                                                               2003                 2002       OCTOBER 31, 2001(2,3)
                                                                               -----                -----      -----------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..................................       $  14.29            $  14.26          $  14.33(4)
                                                                              --------            --------          --------
Investment operations:
   Net investment income ..............................................           1.15                1.10              0.14
   Net realized and unrealized gain (loss) ............................           0.11               (0.07)             0.10
   Dividends and distributions to preferred shareholders:
     Net investment income ............................................          (0.08)              (0.12)            (0.01)
                                                                              --------            --------          --------
Net increase (decrease) from investment operations ....................           1.18                0.91              0.23
                                                                              --------            --------          --------
Dividends to common shareholders:
   Net investment income ..............................................          (0.88)              (0.87)            (0.13)
   In excess of net investment income .................................             --                  --             (0.03)
                                                                              --------            --------          --------
Total dividends and distributions .....................................          (0.88)              (0.87)            (0.16)
                                                                              --------            --------          --------
Capital charge with respect to issuance of:
   Common shares ......................................................             --                  --             (0.03)
   Preferred shares ...................................................             --               (0.01)            (0.11)
                                                                              --------            --------          --------
Total capital charges .................................................             --               (0.01)            (0.14)
                                                                              --------            --------          --------
Net asset value, end of period ........................................       $  14.59            $  14.29          $  14.26
                                                                              ========            ========          ========
Market value, end of period ...........................................       $  14.04            $  13.64          $  14.84
                                                                              ========            ========          ========
TOTAL INVESTMENT RETURN(5) ............................................           9.59%              (2.25)%           (0.56)%
                                                                              ========            ========          ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(6)
Expenses after fees waived and paid indirectly ........................           0.93%               0.93%             0.83%(7)
Expenses before fees waived and paid indirectly .......................           1.34%               1.37%             1.12%(7)
Net investment income after fees waived and paid indirectly
   and before preferred share dividends ...............................           7.85%               7.81%             3.67%(7)
Preferred share dividends .............................................           0.57%               0.88%             0.37%(7)
Net investment income available to common shareholders ................           7.28%               6.93%             3.30%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .......................       $107,900            $104,241          $ 97,050
Portfolio turnover ....................................................             13%                 50%               16%
Net assets of common shareholders, end of period (000) ................       $108,172            $105,985          $105,089
Preferred shares outstanding (000) ....................................       $ 63,800            $ 63,800          $ 63,800
Asset coverage per preferred share, end of period .....................       $ 67,387            $ 66,538          $ 66,187


________________
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2)  Calculated using the average shares outstanding method.
(3) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)  Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST (RNY)


                                                                                     YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------------------------
                                                                 2003           2002           2001(1)       2000(1)        1999(1)
                                                                 ----           ----           ----          ----           ----
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year .......................      $ 15.47        $ 15.28        $ 14.55       $ 14.11        $ 15.58
                                                               --------       --------       --------      --------       --------
Investment operations:
   Net investment income .................................         1.03           1.06           1.06          1.08           1.08
   Net realized and unrealized gain (loss) ...............        (0.21)          0.06           0.70          0.44          (1.50)
   Dividends to preferred shareholders
     from net investment income ..........................        (0.07)         (0.09)         (0.21)        (0.26)         (0.23)
                                                               --------       --------       --------      --------       --------
Net increase (decrease) from investment operations .......         0.75           1.03           1.55          1.26          (0.65)
                                                               --------       --------       --------      --------       --------
Dividends to common shareholders from net
   investment income .....................................        (0.88)         (0.84)         (0.82)        (0.82)         (0.82)
                                                               --------       --------       --------      --------       --------
Net asset value, end of period ...........................      $ 15.34        $ 15.47        $ 15.28       $ 14.55        $ 14.11
                                                               ========       ========       ========      ========       ========
Market value, end of period ..............................      $ 14.18        $ 14.40        $ 14.20       $ 12.63        $ 13.63
                                                               ========       ========       ========      ========       ========
TOTAL INVESTMENT RETURN(2) ...............................         4.69%          7.42%         19.20%        (1.21)%        (4.86)%
                                                               ========       ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(3)
Expenses .................................................         1.24%          1.17%          1.31%         1.21%          1.09%
Net investment income before preferred share dividends ...         6.68%          6.97%          7.06%         7.63%          7.13%
Preferred share dividends ................................         0.44%          0.60%          1.40%         1.83%          1.50%
Net investment income available to common shareholders ...         6.24%          6.37%          5.66%         5.81%          5.63%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ..........      $20,158        $19,915        $19,663       $18,523        $19,791
Portfolio turnover .......................................           36%             7%             0%           22%             0%
Net assets of common shareholders, end of year (000) .....      $20,053        $20,222        $19,973       $19,016        $18,443
Preferred shares outstanding (000) .......................      $ 9,800        $ 9,800        $ 9,800       $ 9,800        $ 9,800
Asset coverage per preferred share, end of year ..........      $76,159        $76,590        $75,955       $73,516        $72,048


________________
(1) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST (BNY)



                                                                                                                FOR THE PERIOD
                                                                                 YEAR ENDED OCTOBER 31,         JULY 27, 2001(1)
                                                                              ----------------------------          THROUGH
                                                                               2003                2002        OCTOBER 31, 2001(2,3)
                                                                               -----               -----       -----------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................................         $  14.47            $  14.09         $  14.33(4)
                                                                              --------            --------         --------
Investment operations:
   Net investment income ............................................             1.14                1.09             0.15
   Net realized and unrealized gain (loss) ..........................             0.13                0.29            (0.08)
   Dividends and distributions to preferred shareholders:
     Net investment income ..........................................            (0.09)              (0.13)           (0.01)
                                                                              --------            --------         --------
Net increase (decrease) from investment operations ..................             1.18                1.25             0.06
                                                                              --------            --------         --------
Dividends and distributions to common shareholders:
     Net investment income ..........................................            (0.89)              (0.87)           (0.14)
     In excess of net investment income .............................               --                  --            (0.02)
                                                                              --------            --------         --------
Total dividends and distributions ...................................            (0.89)              (0.87)           (0.16)
                                                                              --------            --------         --------
Capital charge with respect to issuance of:
   Common shares ....................................................               --                  --            (0.03)
   Preferred shares .................................................               --                  --            (0.11)
                                                                              --------            --------         --------
Total capital charges ...............................................               --                  --            (0.14)
                                                                              --------            --------         --------
Net asset value, end of period ......................................         $  14.76            $  14.47         $  14.09
                                                                              ========            ========         ========
Market value, end of period .........................................         $  13.45            $  13.42         $  14.62
                                                                              ========            ========         ========
TOTAL INVESTMENT RETURN(5) ..........................................             6.95%              (2.25)%          (5.58)%
                                                                              ========            ========         ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(6)
Expenses after fees waived and paid indirectly ......................             0.88%               0.90%            0.73%(7)
Expenses before fees waived and paid indirectly .....................             1.29%               1.33%            1.03%(7)
Net investment income after fees waived and paid indirectly
   and before preferred share dividends .............................             7.73%               7.87%            3.93%(7)
Preferred share dividends ...........................................             0.62%               0.93%            0.37%(7)
Net investment income available to common shareholders ..............             7.11%               6.94%            3.56%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .....................         $183,648            $173,885         $163,077
Portfolio turnover ..................................................               14%                 57%               2%
Net assets of common shareholders, end of period (000) ..............         $184,874            $181,200         $175,110
Preferred shares outstanding (000) ..................................         $109,750            $109,750         $109,750
Asset coverage per preferred share, end of period ...................         $ 67,115            $ 66,279         $ 64,894


___________________
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2)  Calculated using the average shares outstanding  method.
(3) Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)  Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES The BlackRock Investment Quality Municipal Trust Inc. ("Municipal Investment Quality") was organized as a Maryland corporation on November 19, 1992. The BlackRock California Investment Quality Municipal Trust Inc. ("California Investment Quality"), The BlackRock New Jersey Investment Quality Municipal Trust Inc. ("New Jersey Investment Quality") and The BlackRock New York Investment Quality Municipal Trust Inc. ("New York Investment Quality") were organized as Maryland corporations on April 12, 1993. The BlackRock Florida Investment Quality Municipal Trust ("Florida Investment Quality") was organized as a Massachusetts business trust on April 15, 1993. BlackRock Municipal Income Trust ("Municipal Income"), BlackRock California Municipal Income Trust ("California Income"), BlackRock Florida Municipal Income Trust ("Florida Income"), BlackRock New Jersey Municipal Income Trust ("New Jersey Income") and BlackRock New York Municipal Income Trust ("New York Income") (collectively the "Income Trusts") were organized as Delaware statuatory trusts on March 30, 2001. Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: Municipal securities (including commitments to purchase such securities on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust's Board of Trustees or Board of Directors as the case may be (each, a "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term investments may be valued at amortized cost. Investments in other investment companies are valued at net asset value. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly. At October 31, 2003, there were no open financial futures contracts in any of the Trusts.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the revised deferred compensation plan approved by each Trust's Board, non-interested Trustees/Directors may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its non-interested members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees/Directors. This has the same economic effect for the Trustees/Directors as if the Trustees/Directors had invested the deferred amounts in such Trusts.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees/Directors in order to match its deferred compensation obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distribution in excess of) net investment income ("UNII"), accumulated net realized gain ("Accumulated Gain") and paid-in capital ("PIC") more closely to its tax character the following accounts, for each Trust, were increased (decreased):

TRUST                                 UNII        ACCUMULATED GAIN        PIC
-----                               ---------     ----------------       -----
Municipal Investment Quality       ($242,211)         $242,211            $ --
Municipal Income                      (6,815)            6,815              --
California Investment Quality         (1,136)            1,136              --
California Income                     30,051           (30,051)             --
Florida Investment Quality           (32,493)           32,493              --
Florida Income                            (8)                8              --
New Jersey Investment Quality           (222)          274,102        (273,880)
New Jersey Income                     (1,256)            1,256              --
New York Investment Quality          (33,901)           33,901              --
New York Income                      (15,137)              138          14,999

NOTE 2. AGREEMENTS Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Income Trusts. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement on the Income Trusts covers both investment advisory and administration services. Municipal Investment Quality had an Administration Agreement with Princeton Administrators, L.P. ("Princeton"), an indirect wholly owned affiliate of Merrill Lynch & Co., Inc. California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality had an Administration Agreement with Prudential Investments LLC ("Prudential"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

   Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust's average weekly managed assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust's operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

   The administration fee paid to each Trust's respective administrator is computed weekly and payable monthly based on an annual rate, 0.15% to Princeton and 0.10% to Prudential, on other than the Income Trusts, of the Trust's average weekly managed assets. The administration fee paid to Princeton is subject to a minimum monthly fee of $12,500.

   On May 22, 2003, the Board approved the change of the current administrators to the Advisor. The new administration agreements became effective August 18, 2003. The administration fee structures for each Trust, as described above, will remain unchanged under the new administration agreement.

   Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for Core Bond and Strategic Bond. Each Trust's respective administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

   Pursuant to the terms of the custody agreement, Municipal Investment Quality, Municipal Income, California Income, Florida Income, New Jersey Income and New York Income received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

NOTE 3. PORTFOLIO SECURITIES Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2003, were as follows:


TRUST                                PURCHASES        SALES       TRUST                              PURCHASES        SALES
-----                              ------------   ------------    -----                              -----------   -----------
Municipal Investment Quality       $141,091,937   $141,815,440    Florida Income                     $30,866,312   $28,318,312
Municipal Income                    524,386,011    560,341,635    New Jersey Investment Quality          952,500     1,647,625
California Investment Quality         1,282,804      2,580,516    New Jersey Income                   23,593,650    22,601,511
California Income                   115,384,159    117,329,989    New York Investment Quality         10,755,624    10,276,613
Florida Investment Quality            4,447,330      6,063,323    New York Income                     41,994,218    41,002,137


   At October 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:


TRUST                                              COST         APPRECIATION      DEPRECIATION            NET
-----                                          ------------     ------------      ------------       -----------
Municipal Investment Quality                   $372,449,933      $25,486,865       $ 3,087,505       $22,399,360
Municipal Income                                952,625,345       19,763,972        10,878,862         8,885,110
California Investment Quality                    20,612,130        1,243,869           392,454           851,415
California Income                               347,046,320        5,438,654        10,088,694        (4,650,040)
Florida Investment Quality                       23,001,208        1,785,997           145,678         1,640,319
Florida Income                                  150,834,820        3,350,309         1,303,200         2,047,109
New Jersey Investment Quality                    20,061,196        1,839,973           194,888         1,645,085
New Jersey Income                               167,671,699        3,978,915         2,183,980         1,794,935
New York Investment Quality                      27,406,912        1,976,926            79,831         1,897,095
New York Income                                 283,379,170        9,698,241         2,712,897         6,985,344


   For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2003. These amounts may be used to offset future realized capital gains, if any:


                                   CAPITAL LOSS                                                          CAPITAL LOSS
                                   CARRYFORWARD                                                          CARRYFORWARD
TRUST                                 AMOUNT         EXPIRES          TRUST                                 AMOUNT         EXPIRES
-----                              ------------      -------          -----                              ------------      -------
Municipal Investment Quality       $ 2,870,542         2011           New Jersey Investment Quality       $  228,242         2008
                                       324,268         2010                                                    6,166         2004
                                       133,706         2009                                              -----------
                                     5,068,444         2008                                               $  234,408
                                       312,281         2007                                              ===========
                                   -----------                        New Jersey Income                   $   28,207         2011
                                   $ 8,709,241                                                               615,438         2010
                                   ===========                                                                49,975         2009
Municipal Income                   $21,749,392         2011                                              -----------
                                    15,055,804         2010                                               $  693,620
                                       526,271         2009                                              ===========
                                   -----------                        New York Investment Quality         $   68,365         2008
                                   $37,331,467                                                           ===========
                                   ===========                        New York Income                     $2,021,656         2011
California Income                  $   124,333         2011                                                   68,166         2010
                                     2,398,646         2010                                              -----------
                                   -----------                                                            $2,089,822
                                     2,522,984                                                           ===========
                                   ===========
Florida Investment Quality                  --           --
Florida Income                     $   192,363         2010
                                   ===========


   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts. New York Income's tax year end is July 31st.

NOTE 4. CAPITAL There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At October 31, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:


                                    COMMON           COMMON                                           COMMON           COMMON
                                    SHARES           SHARES                                           SHARES           SHARES
TRUST                             OUTSTANDING        OWNED         TRUST                            OUTSTANDING         OWNED
-----                             -----------       -------        -----                            -----------        -------
Municipal Investment Quality      16,707,093            --         Florida Income                    6,646,343             --
Municipal Income                  43,552,679            --         New Jersey Investment Quality     1,007,093          7,093
California Investment Quality      1,007,093         7,093         New Jersey Income                 7,414,793             --
California Income                 14,985,501            --         New York Investment Quality       1,307,093          7,093
Florida Investment Quality         1,127,093         7,093         New York Income                  12,521,494             --


   During the year ended October 31, 2003, Municipal Income issued additional shares under its dividend reinvestment plan of 69,968. During the year ended October 31, 2002, Municipal Income, California Municipal Income, Florida Municipal Income, New Jersey Municipal Income and New York Municipal Income issued additional shares under their dividend reinvestment plans of 171,937, 26,975, 28,015, 46,292, and 92,332, respectively.

   As of October 31, 2003, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.


TRUST                              SERIES           SHARES          TRUST                            SERIES          SHARES
-----                             ---------       -----------       -----                          ----------      ----------
Municipal Investment Quality          T7            3,262           Florida Investment Quality          R7              340
                                     T28            2,600           Florida Income                      T7            2,302
Municipal Income                      M7            3,001           New Jersey Investment Quality       T7              300
                                      T7            3,001           New Jersey Income                   R7            2,552
                                      W7            3,001           New York Investment Quality         F7              392
                                      R7            3,001           New York Income                     W7            2,195
                                      F7            3,001                                               F7            2,195
California Investment Quality         W7              300
California Income                     T7            2,639
                                      R7            2,639


Dividends on seven-day preferred shares are cumulative at a rate which resets every seven days based on the results of an auction. Dividends on 28 day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended October 31, 2003, were as follows:


TRUST                                  LOW              HIGH     TRUST                                     LOW              HIGH
-----                                  ---              ----     -----                                     ---              ----
Municipal Investment Quality           0.65%            1.76%    Florida Income                            0.40%            1.53%
Municipal Income                       0.40             1.75     New Jersey Investment Quality             0.40             1.34
California Investment Quality          0.40             1.52     New Jersey Income                         0.40             1.55
California Income                      0.40             1.67     New York Investment Quality               0.40             1.50
Florida Investment Quality             0.60             1.70     New York Income                           0.50             1.75


   A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

   The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust's Declaration of Trust, are not satisfied.

   The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust's subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

NOTE 5. DIVIDENDS Subsequent to October 31, 2003, the Board of each Trust declared dividends from undistributed earnings per common share payable November 28, 2003, to shareholders of record on November 14, 2003. The per share common dividends declared were as follows:


                                           COMMON DIVIDEND                                         COMMON DIVIDEND
TRUST                                         PER SHARE         TRUST                                 PER SHARE
-----                                      ---------------      -----                              ---------------
Municipal Investment Quality                  $0.076189         Florida Income                        $0.075375
Municipal Income                               0.081125         New Jersey Investment Quality          0.067148
California Investment Quality                  0.070600         New Jersey Income                      0.075108
California Income                              0.076074         New York Investment Quality            0.073125
Florida Investment Quality                     0.070781         New York Income                        0.075339


   The dividends declared on preferred shares for the period November 1, 2003 to November 30, 2003, for each of the Trusts were as follows:


                                              DIVIDENDS                                                      DIVIDENDS
TRUST                            SERIES       DECLARED          TRUST                           SERIES       DECLARED
-----                            ------       ---------         -----                           ------       ---------
Municipal Investment Quality       T7          $60,804          Florida Investment Quality        R7         $ 7,562
                                   T28          47,320          Florida Income                    T7          39,318
Municipal Income                   M7           50,027          New Jersey Investment Quality     T7           4,701
                                   T7           54,108          New Jersey Income                 R7          45,272
                                   W7           53,388          New York Investment Quality       F7           6,840
                                   R7           49,216          New York Income                   W7          19,821
                                   F7           48,376                                            F7          41,573
California Investment Quality      W7            5,661
California Income                  T7           45,681
                                   R7           49,481


NOTE 6. REIMBURSEMENTS Subsequent to October 31, 2003, the Advisor determined that each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality had purchased high yield bonds in violation of a non-fundamental investment policy requiring their investments to be of investment grade quality at the time of purchase. The Advisor has reimbursed each of the Trusts for the realized and unrealized losses incurred from the date of purchase through December 18, 2003, as a result of these unauthorized purchases. The net realized and unrealized gains on these securities as of December 18, 2003 was $167,280.00 for Municipal Investment Quality, $10,779.26 for California Investment Quality, $46,655.67 for Florida Investment Quality and $4,284.00 for New York Investment Quality. The amount of the reimbursement for the losses was $18,420.76 for California Investment Quality, $86,481.10 for New Jersey Investment Quality and $3,690.00 for New York Investment Quality. Such amounts have not been reflected in the accompanying financial statements for the year ended October 31, 2003.

NOTE 7. SUBSEQUENT EVENT On December 18, 2003, the Board approved a resolution for each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality whereby each such Trust adopted a non-fundamental investment policy permitting each Trust to invest up to 20% of its managed assets, measured at the time of purchase, in securities rated BB/Ba or B by Moody's Investors Service, Inc., Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies Inc., Fitch Ratings or another nationally recognized rating agency or, if unrated, deemed to be of comparable credit quality by BlackRock Advisors, Inc. or its affiliates.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Boards of Directors/Trustees and Shareholders of:
  BlackRock Investment Quality Municipal Trust, Inc.
  BlackRock Municipal Income Trust
  BlackRock California Investment Quality Municipal Trust, Inc. BlackRock California Municipal Income Trust
  BlackRock Florida Investment Quality Municipal Trust, Inc. BlackRock Florida Municipal Income Trust
  BlackRock New Jersey Investment Quality Municipal Trust, Inc. BlackRock New Jersey Municipal Income Trust
  BlackRock New York Investment Quality Municipal Trust, Inc. BlackRock New York Municipal Income Trust

We have audited the accompanying statements of assets and liabilities of each of the above mentioned Trusts (collectively, the "Trusts"), including the portfolios of investments, as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Trusts as of October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

   Boston, Massachusetts
   December 18, 2003

                                                  INDEPENDENT TRUSTEES/DIRECTORS

Name, address, age              Andrew F. Brimmer                  Richard E. Cavanagh              Kent Dixon
                                P.O. Box 4546                      P.O. Box 4546 New York, NY       P.O. Box 4546
                                10163-4546 New York, NY            10163-4546                       New York, NY 10163-4546
                                Age: 77                            Age: 57                          Age: 66
----------------------------------------------------------------------------------------------------------------------------------
Current positions held          Lead Trustee/Director              Trustee/Director                 Trustee/Director
with the Trusts                 Audit Committee Chairman(2)        Audit Committee Member           Audit Committee Member(2)
----------------------------------------------------------------------------------------------------------------------------------
Term of office and length       3 years(4)/since inception         3 years(4)/since inception(5)    3 years(4)/since inception
of time served
----------------------------------------------------------------------------------------------------------------------------------
Principal occupations           President of Brimmer & Company,    President and Chief Executive    Consultant/Investor. Former
during the past five            Inc., a Washington, D.C.-based     Officer of The Conference        President and Chief
years                           economic and financial             Board, Inc., a leading global    Executive Officer of Empire
                                consulting firm, also Wilmer D.    business membership              Federal Savings Bank of
                                Barrett Professor of Economics,    organization, from               America and Banc PLUS
                                University of Massachusetts -      1995-present. Former             Savings Association, former
                                Amherst. Formerly member of the    Executive Dean of the John F.    Chairman of the Board,
                                Board of Governors of the          Kennedy School of Government     President and Chief
                                Federal Reserve System. Former     at Harvard University from       Executive Officer of
                                Chairman, District of Columbia     1988-1995. Acting Director,      Northeast Savings.
                                Financial Control Board.           Harvard Center for Business
                                                                   and Government (1991-1993).
                                                                   Formerly Partner (principal)
                                                                   of McKinsey & Company, Inc.
                                                                   (1980- 1988). Former
                                                                   Executive Director of Federal
                                                                   Cash Management, White House
                                                                   Office of Management and
                                                                   Budget (1977- 1979).
                                                                   Co-author, THE WINNING
                                                                   PERFORMANCE (best selling
                                                                   management book published in
                                                                   13 national editions).


----------------------------------------------------------------------------------------------------------------------------------
Number of portfolios            48                                 48                               48
overseen within the
fund complex
----------------------------------------------------------------------------------------------------------------------------------
Other Directorships             Director of CarrAmerica Realty     Trustee: Airplanes Group,       Former Director of ISFA
held outside of the             Corporation and Borg-Warner        Aircraft Finance Trust (AFT)    (the owner of INVEST, a
fund complex                    Automotive. Formerly Director of   and Educational Testing         national securities
                                Airborne Express, BankAmerica      Service (ETS). Director, Arch   brokerage service designed
                                Corporation (Bank of America),     Chemicals, Fremont Group and    for banks and thrift
                                Bell South Corporation, College    The Guardian Life Insurance     institutions).
                                Retirement Equities Fund           Company of America.
                                (Trustee), Commodity Exchange,
                                Inc. (Public Governor),
                                Connecticut Mutual Life
                                Insurance Company, E.I. du Pont
                                de Nemours & Company, Equitable
                                Life Assurance Society of the
                                United States, Gannett Company,
                                Mercedes-Benz of North America,
                                MNC Financial Corporation
                                (American Security Bank), NCM
                                Capital Management, Navistar
                                International Corporation, PHH
                                Corp. and UAL Corporation
                                (United Airlines).
----------------------------------------------------------------------------------------------------------------------------------
For "Interested Director/Trustee"
Relationships, events or transactions by reason
of which the Trustee is an interested person as
defined in Section 2(a)(19)(1940 Act)
----------------------------------------------------------------------------------------------------------------------------------


----------------
(1) Interested Trustee/Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.
(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
(3) Trustee/Director since inception; appointed Chairman of the Board on August 22, 2002.
(4) The Board is classified into three classes of which one class is elected annually. Each Trustee/Director serves a three year term concurrent with the class from which he is elected.
(5)  For the Investment Quality Trusts appointed Director/Trustee on 08/11/94.
(6) Except during the periods 08/12/93 through 04/15/97 and 10/31/02 through 11/11/02 for all of the Trusts.
(7)  Effective 12/11/03


                                        INDEPENDENT TRUSTEES/DIRECTORS (CONTINUED)

Frank J. Fabozzi                        James Clayburn La Force, Jr.              Walter F. Mondale
P.O. Box 4546                           P.O. Box 4546                             P.O. Box 4546
New York, NY 10163-4546                 New York, NY 10163-4546                   New York, NY 10163-4546
Age: 55                                 Age: 74                                   Age: 75

------------------------------------------------------------------------------------------------------------------------------------
Trustee/Director                        Trustee/Director                          Trustee/Director
------------------------------------------------------------------------------------------------------------------------------------
3 years(4)/since inception              3 years(4)/since inception                3 years(4)/since inception6
------------------------------------------------------------------------------------------------------------------------------------
Consultant. Editor of THE               Dean Emeritus of the John E.              Partner, Dorsey & Whitney,
JOURNAL OF PORTFOLIO                    Anderson Graduate School of               LLP., a law firm (December
MANAGEMENT and                          Management, University of                 1996-present, September
Frederick Frank Adjunct                 California since July 1, 1993.            1987-August 1993). Formerly
Professor of Finance at the             Acting Dean of the School of              U.S. Ambassador to Japan
School of Management at Yale            Business, Hong Kong                       (1993-1996). Formerly Vice
University. Author and editor           University of Science and                 President of the United States,
of several books on fixed               Technology 1990-1993. From                U.S. Senator and Attorney
income portfolio management.            1978 to September 1993,                   General of the State of
Visiting Professor of Finance           Dean of the John E. Anderson              Minnesota. 1984 Democratic
and Accounting at the Sloan             Graduate School of                        Nominee for President of the
School of Management,                   Management, University of                 United States.
Massachusetts Institute of              California.
Technology from 1986 to
August 1992.
------------------------------------------------------------------------------------------------------------------------------------
48                                      48                                        48


------------------------------------------------------------------------------------------------------------------------------------
Director, Guardian Mutual               Payden & Ryge(l) Investment
Funds Group (18 portfolios).            Trust, Provident Investment
                                        Counsel Funds, Advisors
                                        Series Trust, Arena
                                        Pharmaceuticals, Inc. and
                                        CancerVax Corporation.
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEES/DIRECTORS(1)

Ralph L. Schlosstein                         Robert S. Kapito
BlackRock, Inc.                              BlackRock, Inc.
40 East 52nd Street                          40 East 52nd Street
New York, NY 10022                           New York, NY 10022
Age: 52                                      Age: 46
--------------------------------------------------------------------------------
Chairman of the Board                        President and Trustee/Director

--------------------------------------------------------------------------------
3 years(4)/since inception                   3 years(4)/since August 22, 2002

--------------------------------------------------------------------------------
Director since 1999 and                      Vice Chairman of BlackRock,
President of BlackRock, Inc.                 Inc. Head of the Portfolio
since its formation in 1998 and              Management Group. Also a
of BlackRock, Inc.'s                         member of the Management
predecessor entities since 1988.             Committee, the Investment
Member of the Management                     Strategy Group, the Fixed
Committee and Investment                     Income and Global Operating
Strategy Group of BlackRock,                 Committees and the Equity
Inc. Formerly, Managing                      Investment Strategy Group.
Director of Lehman Brothers,                 Responsible for the portfolio
Inc. and Co-head of its                      management of the Fixed
Mortgage and Savings                         Income, Domestic Equity and
Institutions Group. Currently,               International Equity, Liquidity,
Chairman and a Trustee of each               and Alternative Investment
of the closed-end Trusts in                  Groups of BlackRock. Currently
which BlackRock Advisors,                    President and a Director/Trustee
Inc. acts as investment advisor.             of each of the closed-end Trusts
                                             in which BlackRock Advisors,
                                             Inc. acts as investment advisor.

--------------------------------------------------------------------------------
48                                           48


--------------------------------------------------------------------------------
Chairman and President of the                Chairman of the Hope and
BlackRock Provident Institu-                 Heroes Children's Cancer
tional Funds (10 portfolios),                Fund. President of the Board
Director of Anthracite Capital,              of Directors of the Periwinkle
Inc.(7) and Director of several of           National Theatre for Young
BlackRock's alternative                      Audiences. Director of
investment vehicles. Currently, a            icruise.com, Corp.
Member of the Visiting Board
of Overseers of the John F.
Kennedy School of Government
at Harvard University, the
Financial Institutions Center
Board of the Wharton School of
the University of Pennsylvania,
a Trustee of Trinity School in
New York City and a Trustee of
New Visions for Public
Education in New York City.
Formerly, a Director of Pulte
Corporation and a Member of
Fannie Mae's Advisory Council.
Director and President of the
Advisor.
--------------------------------------------------------------------------------
President of the Advisor                     Vice Chairman of the Advisor.
--------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------

   Pursuant to each Trust's Dividend Reinvestment Plan (the "Plan"), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

   After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). The Investment Quality Trusts will not issue any new shares under the Plan.

   After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share ("NAV") is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION


      We are required by the Internal Revenue Code to advise you within 60 days of a Trust's tax year end as to the Federal tax status of dividends paid by the Trust during such tax year. Accordingly, during the tax year-ended October 31, 2003, all dividends paid by all of the Trusts (excluding New York Income, which has a July 31st, tax year end) were federally tax-exempt interest dividends.

INVESTMENT STRATEGIES

      The Board of each Investment Quality Trust has adopted a non-fundamental policy permitting each Investment Quality Trust to invest up to 20% of its managed assets, measured at the time of investment, in securities rated BB/Ba or B by Moody's Investors Service, Inc, Standard & Poors' Ratings Group, a division of The McGraw Hill Companies, Inc., Fitch Ratings or another nationally recognized rating agency or, if unrated, deemed to be of comparable credit quality by BlackRock Advisors, Inc. Non-fundamental policies may be changed without shareholder approval.

      Due to the adoption of this non-fundamental policy, each Investment Quality Trust will be subject to the following additional risk:

         RISKS OF BELOW INVESTMENT GRADE SECURITIES. Each Investment Quality Trust may invest up to 20% of its managed assets in below investment grade securities commonly known as "junk bonds." As a result, each Investment Quality Trust is subject to the increased risks associated with lower grade securities. Lower grade securities are subject to greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are prices of higher grade securities. Adverse conditions could make it difficult at times for the Trust to sell certain of these securities or could result in lower prices for the securities. Lower grade securities tend to be less liquid than investment grade securities. The market value of lower grade securities tends to be more volatile than investment grade securities. Lower grade securities generally are regarded as having predominantly speculative characteristics with respect to the issuer's ability to pay interest and repay principal. They may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      The Boards also clarified that each Investment Quality Trust's credit quality policy applies only at the time of purchase and that an Investment Quality Trust is not required to dispose of a security if a rating agency downgrades its assessment of the security's credit characteristics.

                    [This Page Intentionally Left Blank]

                           BlackRock Closed-End Funds


Director/Trustees                           Transfer Agent
   Ralph L. Schlosstein, CHAIRMAN              EquiServe Trust Company, N.A.
   Andrew F. Brimmer                           150 Royall Street
   Richard E. Cavanagh                         Canton, MA 02021
   Kent Dixon                                  (800) 699-1BFM
   Frank J. Fabozzi
   Robert S. Kapito                         Auction Agent(1)
   James Clayburn La Force, Jr.                Bank of New York
   Walter F. Mondale                           100 Church Street, 8th Floor
                                               New York, NY 10286
Officers
   Robert S. Kapito, PRESIDENT              Auction Agent(2)
   Henry Gabbay, TREASURER                     Deutsche Bank Trust Company Americas
   Anne Ackerley, VICE PRESIDENT               60 Wall Street, 27th Floor
   Kevin M. Klingert, VICE PRESIDENT           New York, NY 10005
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER          Independent Accountants
   Vincent B. Tritto, SECRETARY                Deloitte & Touche LLP
   Brian P. Kindelan, ASSISTANT SECRETARY      200 Berkeley Street
                                               Boston, MA 02116
Investment Advisor
   BlackRock Advisors, Inc.                 Legal Counsel
   100 Bellevue Parkway                        Skadden, Arps, Slate, Meagher & Flom LLP
   Wilmington, DE 19809                        Four Times Square
   (800) 227-7BFM                              New York, NY 10036

Sub-Advisor(1)                              Legal Counsel - Independent Trustees
   BlackRock Financial Management, Inc.        Debevoise & Plimpton
   40 East 52nd Street                         919 Third Avenue
   New York, NY 10022                          New York, NY 10022

Custodian                                        This report is for shareholder
   State Street Bank and Trust Company      information. This is not a prospec- tus
   One Heritage Drive                       intended for use in the purchase or sale
   North Quincy, MA 02171                   of Trust shares. Statements and other
                                            information contained in this report are
                                            as dated and are subject to change.


BlackRock Advisors, Inc.(3)            Princeton Administrators, L.P.(3)   Prudential Investments LLC(3)
100 Bellevue Parkway                   P.O. Box 9095                       Gateway Center Three
Wilmington, DE 19809                   Princeton, NJ 08543-9095            100 Mulberry Street
(800) 227-7BFM                         (800) 543-6217                      Newark, NJ 07102-4077
 BlackRock Municipal Income Trust       BlackRock Investment Quality       (800) 227-7BFM
 BlackRock California Municipal          Municipal Trust                    BlackRock California Investment Quality
  Income Trust                                                               Municipal Trust
 BlackRock Florida Municipal                                                BlackRock Florida Investment Quality
  Income Trust                                                               Municipal Trust
 BlackRock New Jersey Municipal                                             BlackRock New Jersey Investment
  Income Trust                                                               Quality Municipal Trust
 BlackRock New York Municipal                                               BlackRock New York Investment Quality
  Income Trust                                                               Municipal Trust

----------------
(1)  For the Income Trusts only.
(2)  For the Investment Quality Trusts only.
(3) Provided administrative services for the Trust(s) listed directly below its name. Effective August 18, 2003, BlackRock Advisors, Inc. provides the administrative services for all the Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor's proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

[LOGO] BLACKROCK

CEF-ANN-2

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable until annual reports for fiscal years ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; and Kent Dixon.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)     Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

(c)        Proxy Voting Policies.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The BlackRock New York Municipal Income Trust




By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    January 7, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    January 7, 2004




By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    January 7, 2004